  TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------
  U.S. Equities
Table of Contents                                                 April 30, 1999

Letter To Shareholders......................................................   1

Performance Summary.........................................................   2

Schedules of Investments:

  TCW Galileo Aggressive Growth Equities Fund...............................   3

  TCW Galileo Convertible Securities Fund...................................   6

  TCW Galileo Earnings Momentum Fund........................................  11

  TCW Galileo Large Cap Growth Fund.........................................  14

  TCW Galileo Large Cap Value Fund..........................................  17

  TCW Galileo Select Equities Fund..........................................  21

  TCW Galileo Small Cap Growth Fund.........................................  23

  TCW Galileo Value Opportunities Fund......................................  27

Statements of Assets and Liabilities........................................  30

Statements of Operations....................................................  32

Statements of Changes in Net Assets.........................................  34

Notes to Financial Statements...............................................  38

Financial Highlights........................................................  49

--------------------------------------------------------------------------------
To Our Shareholders

We are pleased to submit the April 30, 1999 Semi-Annual Reports for the TCW Galileo Funds. In our new format, we have separated our reports into three cat-egories; 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) Interna-tional Funds to provide more focused information to our shareholders.

TCW is committed to providing you with superior professional investment manage-ment and distinctive personal service through the TCW Galileo Funds. On March 1, 1999, we created an additional class of shares (N class) on nine of our Gal-ileo Funds.

Now individuals can purchase our Select Equities Fund, Aggressive Growth Equities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, European Equities Fund, Core Fixed Income Fund, High Yield Bond Fund or Total Return Mortgage-Backed Securities Fund with a low initial investment of $2,000. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholder Services Department at (800) FUND-TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern
Marc I. Stern
Chairman of the Board
June 7, 1999

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities
Performance Summary (Unaudited)                                   April 30, 1999

                                      Total Return -- Annualized
                                         As of April 30, 1999
                                 -------------------------------------------
                                   Latest 12-Months   Latest         Since        Inception
                           NAV   Ended April 30, 1999 5-Year       Inception        Date
                         -----------------------------------------------------------------------
TCW Galileo Aggressive
 Growth Equities Fund --
  Institutional Class     $20.10         93.39%        N/A          41.29% (/1/)  11/01/94 (/2/)

TCW Galileo Aggressive
 Growth Equities Fund --
  Advisory Class          $20.09           N/A         N/A          25.02% (/3/)  03/01/99

TCW Galileo Convertible
 Securities Fund          $11.79          9.56%       14.55% (/1/)  13.75% (/1/)  01/01/89 (/2/)

TCW Galileo Earnings
 Momentum Fund            $11.45        (14.75)%       7.52% (/1/)   9.49% (/1/)  05/01/93 (/2/)

TCW Galileo Large Cap
 Growth
 Fund -- Institutional
 Class                    $14.78         50.67%        N/A          42.57% (/1/)  06/19/97 (/2/)

TCW Galileo Large Cap
 Growth
 Fund -- Advisory Class   $14.78           N/A         N/A           7.88% (/3/)  03/01/99

TCW Galileo Large Cap
 Value
 Fund -- Institutional
 Class                    $12.53         22.62%        N/A          25.39% (/1/)  12/01/97 (/2/)

TCW Galileo Large Cap
 Value
 Fund -- Advisory Class   $12.52           N/A         N/A          13.10% (/3/)  03/01/99

TCW Galileo Select
 Equities
 Fund -- Institutional
 Class                    $18.88         34.63%       22.35%        20.15% (/1/)  07/01/91 (/2/)

TCW Galileo Select
 Equities
 Fund -- Advisory Class   $18.88          7.15% (/3/)  N/A            N/A         03/01/99

TCW Galileo Small Cap
 Growth
 Fund -- Institutional
 Class                    $23.05         13.88%       24.47%        19.40% (/1/)  12/01/89 (/2/)

TCW Galileo Small Cap
 Growth
 Fund -- Advisory Class   $23.03           N/A         N/A          11.69% (/3/)  03/01/99

TCW Galileo Value
 Opportunities Fund       $10.88         (1.00)%       N/A          13.82% (/1/)  11/01/96 (/2/)

(1) Performance data includes the performance of the predecessor limited part-nership for periods before the TCW Galileo Funds' registration became effective.The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.
(2) Inception date of predecessor limited partnership.
(3) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999 and not indicative of a full year's operat-ing results.
 2

  TCW Galileo Aggressive Growth Equities Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)                               April 30, 1999

Number of
 Shares      Common Stock                                             Value
---------    ------------                                          -----------
             Banking & Financial Services (8.4% of Net Assets)
  94,400     E*Trade Group, Inc.                                   $10,903,199*
  42,300     T. Rowe Price Associates                                1,594,181
   6,700     Trammell Crow Co.                                         120,600*
                                                                   -----------
             Total Banking & Financial Services                     12,617,980
                                                                   -----------

             Commercial Services (6.0%)
  97,000     Outdoor Systems, Inc.                                   2,443,188*
  29,575     Paychex, Inc.                                           1,510,173
  50,150     Robert Half International, Inc.                         1,197,331*
 107,600     Romac International, Inc.                               1,210,500*
  94,000     Whittman-Hart, Inc.                                     2,655,500*
                                                                   -----------
             Total Commercial Services                               9,016,692
                                                                   -----------

             Computer Services (16.4%)
  43,300     At Home Corp.                                           6,232,493*
  73,200     Fore Systems, Inc.                                      2,470,500*
     900     iVillage, Inc.                                             71,100*
  37,500     New Era of Networks, Inc.                               1,408,594*
  33,900     VeriSign, Inc.                                          3,898,500*
  20,600     Vignette Corp.                                          1,957,000*
  49,400     Yahoo!, Inc.                                            8,629,562*
                                                                   -----------
             Total Computer Services                                24,667,749
                                                                   -----------

             Computer Software (4.0%)
   1,700     GeoCities                                                 198,050*
  35,700     Rational Software Corp.                                 1,057,613*
 126,200     Siebel Systems, Inc.                                    4,850,813*
                                                                   -----------
             Total Computer Software                                 6,106,476
                                                                   -----------

             Electronics (9.9%)
  35,700     Altera Corp.                                            2,579,325*
  89,900     Global Crossing Ltd.                                    4,854,600*
  63,800     Maxim Intergrated Products, Inc.                        3,572,800*
  84,700     XILINX, Inc.                                            3,864,438*
                                                                   -----------
             Total Electronics                                      14,871,163
                                                                   -----------

             Energy & Oil Services (1.7%)
 150,100     Precision Drilling Corp.                                2,589,225*
                                                                   -----------

             Foods, Hotels & Restaurants (1.4%)
  93,900     Mirage Resorts, Inc.                                    2,106,881*
                                                                   -----------

                                                                             3

See accompanying notes to financial statements.

  TCW Galileo Aggressive Growth Equities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Number of
   Shares                                                            Value
 ----------                                                       ------------

               Healthcare (1.0%)
     42,825    Health Management Associates, Inc., Class A        $    669,141*
     88,900    Safeskin Corp.                                          866,775*
                                                                  ------------
               Total Healthcare                                      1,535,916
                                                                  ------------

               Insurance (1.4%)
     31,900    Hartford Life, Inc.                                   1,668,769
     18,200    Mony Group, Inc.                                        482,300
                                                                  ------------
               Total Insurance                                       2,151,069
                                                                  ------------

               Media -- Broadcasting & Publishing (11.3%)
     66,600    Cablevision Systems Corp.                             5,153,175*
     57,600    Clear Channel Communications, Inc.                    4,003,200*
     29,000    Playboy Enterprises, Inc.                               933,438*
     45,100    TCA Cable TV, Inc.                                    2,246,544
     48,300    Univision Communications, Inc.                        2,795,363*
     55,600    Westwood One, Inc.                                    1,904,300*
                                                                  ------------
               Total Media -- Broadcasting & Publishing             17,036,020
                                                                  ------------

               Pharmaceuticals (3.4%)
     16,600    Andrx Corp.                                           1,307,250*
     25,100    Biogen, Inc.                                          2,386,069*
     16,600    Sepracor, Inc.                                        1,402,700*
                                                                  ------------
               Total Pharmaceuticals                                 5,096,019
                                                                  ------------

               Real Estate (0.2%)
     18,000    CB Richard Ellis Services, Inc.                         362,250*
                                                                  ------------

               Retail (23.2%)
     69,900    Amazon.com, Inc.                                     12,027,168*
     82,500    Bed, Bath & Beyond, Inc.                              2,944,219*
    111,300    Best Buy Company, Inc.                                5,314,575*
     42,400    Ebay, Inc.                                            8,824,499*
    173,900    Petsmart, Inc.                                        1,619,444*
     17,500    Priceline.com, Inc.                                   2,841,563*
     42,400    Talbots, Inc.                                         1,335,600
      1,700    Ticketmaster Online CitySearch, Inc.                     53,763*
                                                                  ------------
               Total Retail                                         34,960,831
                                                                  ------------

               Telecommunications (8.4%)
     84,000    American Tower Corp.                                  1,779,750*
     43,300    Broadcast.com, Inc.                                   5,553,224*
     17,100    EchoStar Communications Corp.                         1,715,344*
     64,900    MetroNet Communications Corp. (Canada)                3,601,950*
                                                                  ------------
               Total Telecommunications                             12,650,268
                                                                  ------------
               Total Common Stock (Cost: $62,558,286) (96.7%)      145,768,539
                                                                  ------------

 4

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount    Short-term Investments                                      Value
 ----------  ----------------------                                   ------------


 $8,000,000  Bank of Montreal, 4.86%, due 05/17/99                    $  8,000,000**

  8,000,000  Bank of Nova Scotia, 4.938%, due 06/07/99                   8,000,000**

  1,647,328  BankBoston Corp., 5.068%, due 10/29/99                      1,647,328**

  7,500,000  Frank Russell Money Market Fund                             7,500,000**

  4,461,926  Merrimac Cash Fund -- Premium Class                         4,461,926**

  4,000,000  Royal Bank of Scotland, 4.87%, due 07/26/99                 4,000,000**

  8,000,000  Toronto Dominion, 4.875%, due 06/15/99                      8,000,000**

                                                                      ------------

             Total Short-term Investments (Cost: $41,609,254) (27.6%)   41,609,254

                                                                      ------------

             Total Investments (Cost: $104,167,540) (124.3%)           187,377,793

             Liabilities in Excess of Other Assets ( - 24.3)%          (36,623,544)

                                                                      ------------

             Net Assets (100.0%)                                      $150,754,249
                                                                      ============

Notes to the Schedule of Investments:

 * Non-income producing.

** Represents investments of security lending collateral (Note 2).
                                                                             5

See accompanying notes to financial statements.

  TCW Galileo Convertible Securities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

 Principal
   Amount    Fixed Income Securities                                  Value
 ----------  -----------------------                               -----------

             Aerospace/Defense (0.9% of Net Assets)
 $  420,000  Hexcel Corp., 7%, due 08/01/03                        $   366,450
                                                                   -----------
             Automotive (2.1%)
    230,000  Magna International, Inc., (Canada),
              4.875%, due 02/15/05                                     235,175
    150,000  Magna International, Inc., (Canada), (144A),
              4.875%, due 02/15/05                                     153,375*
    285,000  Tower Automotive, Inc., 5%, due 08/01/04                  302,813
    180,000  Tower Automotive, Inc., (144A), 5%, due 08/01/04          191,250*
                                                                   -----------
             Total Automotive                                          882,613
                                                                   -----------
             Banking & Financial Services (10.1%)
  2,505,000  Elan Corp. PLC, (Ireland), (144A), 0%, due 12/14/18     1,227,449*
  1,310,000  Merrill Lynch & Company, Inc., 0.25%, due 05/07/06      1,300,205
     42,300  Merrill Lynch & Company, Inc., (STRIDES),
              5.75%, due 06/01/00                                      470,587
    375,000  Morgan Stanley Dean Witter & Co., 0%, due 09/30/00        368,906
     48,695  Morgan Stanley Dean Witter & Co., 6%, due 03/15/01        423,038
    460,000  UBS AG Stamford, Exchangable Nikkei 225 Index,
              0%, due 12/11/03                                         477,824
                                                                   -----------
             Total Banking & Financial Services                      4,268,009
                                                                   -----------
             Commercial Services (3.8%)
    420,000  Interim Services, Inc., 4.5%, due 06/01/05                342,825
    905,000  Metamor Worldwide, Inc., 2.94%, due 08/15/04              665,740
    570,000  Quintiles Transnational Corp., 4.25%, due 05/31/00        627,712
                                                                   -----------
             Total Commercial Services                               1,636,277
                                                                   -----------
             Computer Services (1.8%)
    200,000  Comverse Technology, Inc., 4.5%, due 07/01/05             329,250
    255,000  Comverse Technology, Inc., (144A), 4.5%, due 07/01/05     419,794*
                                                                   -----------
             Total Computer Services                                   749,044
                                                                   -----------
             Computer Software (4.0%)
  1,985,000  Citrix Systems, Inc., (144A), 0%, due 03/22/19            759,262*
    375,000  Hyperion Solutions Corp., 4.5%, due 03/15/05              255,000
  1,045,000  Network Associates, Inc., 0%, due 02/13/18                301,744
    495,000  Network Associates, Inc., (144A), 0%, due 02/13/18        142,931*
    230,000  QuadraMed Corp., 5.25%, due 05/01/05                      142,092
    190,000  QuadraMed Corp., (144A), 5.25%, due 05/01/05              117,380*
                                                                   -----------
             Total Computer Software                                 1,718,409
                                                                   -----------
             Electronics (8.7%)
    360,000  Adaptec, Inc., 4.75%, due 02/01/04                        305,550
    140,000  Adaptec, Inc., (144A), 4.75%, due 02/01/04                118,825*

 6

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                              Value
 ----------                                                         -----------

             Electronics (Continued)
 $  420,000  LSI Logic Corp., (144A), 4.25%, due 03/15/04           $   542,062*
    225,000  Micron Technology, Inc., 7%, due 07/01/04                  223,031
    665,000  Sanmina Corp., 4.25%, due 05/01/04                         694,924
  2,635,000  Solectron Corp., (144A), 0%, due 01/27/19                1,294,443*
    490,000  STMicroelectronics N.V., 0%, due 06/10/08                  499,799
                                                                    -----------
             Total Electronics                                        3,678,634
                                                                    -----------
             Energy & Oil Services (2.5%)
    495,000  Diamond Offshore Drilling, Inc., 3.75%, due 02/15/07       533,362
    485,000  PennzEnergy Co., 4.9%, due 08/15/08                        510,462
                                                                    -----------
             Total Energy & Oil Services                              1,043,824
                                                                    -----------
             Entertainment & Leisure (1.1%)
    305,000  Speedway Motorsports, Inc., 5.75%, due 09/30/03            458,643
                                                                    -----------
             Healthcare (8.7%)
    810,000  Alternative Living Services, Inc., 5.25%, due 12/15/02     769,499
    190,000  Assisted Living Concepts, Inc., 5.625%, due 05/01/03       102,600
    230,000  Assisted Living Concepts, Inc., (144A),
              5.625%, due 05/01/03                                      124,200*
    415,000  Assisted Living Concepts, Inc., 6%, due 11/01/02           213,725
    395,000  Concentra Managed Care, Inc.,
              4.5%, due 03/15/03                                        355,500
    390,000  Concentra Managed Care, Inc., (144A),
              4.5%, due 03/15/03                                        351,000*
    695,000  Omnicare, Inc., 5%, due 12/01/07                           628,974
    315,000  Omnicare, Inc., (144A), 5%, due 12/01/07                   285,075*
    280,000  Sunrise Assisted Living, Inc., 5.5%, due 06/15/02          332,150
    640,000  Total Renal Care Holdings, Inc., (144A),
              7%, due 05/15/09                                          518,399*
                                                                    -----------
             Total Healthcare                                         3,681,122
                                                                    -----------
             Insurance (5.6%)
    405,000  American International Group, Inc.,
              2.25%, due 07/30/04                                       563,200
    825,000  Berkshire Hathaway, Inc., 1%, due 12/03/01               1,835,063
                                                                    -----------
             Total Insurance                                          2,398,263
                                                                    -----------
             Media -- Broadcasting & Publishing (6.9%)
  1,645,000  Clear Channel Communications,
              2.625%, due 04/01/03                                    2,092,752
  1,215,000  News America Holdings, Inc., 0%, due 03/11/13              854,302
                                                                    -----------
             Total Media -- Broadcasting & Publishing                 2,947,054
                                                                    -----------
             Office Equipment & Supplies (0.9%)
    305,000  Xerox Credit Corp., 2.875%, due 07/01/02                   371,719
                                                                    -----------

                                                                             7

See accompanying notes to financial statements.

  TCW Galileo Convertible Securities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                 Value
 ----------                                                            -----------

             Pharmaceuticals (6.1%)
 $   80,000  ALZA Corp., 0%, due 07/14/14                              $    39,300
     45,000  ALZA Corp., 5%, due 05/01/06                                   49,050
     60,000  Athena Neurosciences, Inc. Exchangable Elan Corp. PLC,
              (Ireland), 4.75%, due 11/15/04                                62,250
    420,000  Athena Neurosciences, Inc., Exchangable Elan Corp. PLC,
              (Ireland), (144A), 4.75%, due 11/15/04                       435,749*
    315,000  Centocor, Inc., 4.75%, due 02/15/05                           338,231
     60,000  Centocor, Inc., (144A), 4.75%, due 02/15/05                    64,425*
  1,585,000  Sepracor, Inc., (144A), 7%, due 12/15/05                    1,583,018*
                                                                       -----------
             Total Pharmaceuticals                                       2,572,023
                                                                       -----------
             Pollution Control (2.4%)
    760,000  Waste Management, Inc., 4%, due 02/01/02                    1,018,399
                                                                       -----------
             Real Estate (0.7%)
    415,000  Security Capital Group, Inc., (144A), 2.5%, due 05/22/03      309,175*
                                                                       -----------
             Retail (4.8%)
    105,000  Action Performance Companies, Inc., 4.75%, due 04/01/05       100,210
    110,000  Action Performance Companies, Inc., (144A),
              4.75%, due 04/01/05                                          104,982*
    310,000  Amazon.com, Inc., 4.75%, due 02/01/09                         384,788
    605,000  Costco Companies, Inc., 0%, due 08/19/17                      578,530
    200,000  Costco Companies, Inc., (144A), 0%, due 08/19/17              191,250*
    380,000  Rite Aid Corp., 5.25%, due 09/15/02                           380,238
    290,000  Rite Aid Corp., (144A), 5.25%, due 09/15/02                   290,181*
                                                                       -----------
             Total Retail                                                2,030,179
                                                                       -----------
             Telecommunications (4.5%)
    525,000  Bell Atlantic Financial Services, Exchangable Cable and
              Wireless Co., (144A), 4.25%, due 09/15/05                    578,974*
    650,000  Level One Communications, Inc., 4%, due 09/01/04            1,326,545
                                                                       -----------
             Total Telecommunications                                    1,905,519
                                                                       -----------
             Total Fixed Income Securities (Cost: $30,467,080) (75.6%)  32,035,356
                                                                       -----------
 Number of
   Shares    Common Stock (Cost: $481,037) (1.5%)
 ----------  ------------------------------------
             Media -- Broadcasting & Publishing (1.5%)
     10,041  AT&T Corp. -- Liberty Media Group                             641,368**
                                                                       -----------
             Convertible Preferred Stock
             ---------------------------
             Aerospace/Defense (1.6%)
     12,100  Loral Space & Communications, Ltd., $3.00                     667,012
                                                                       -----------

 8

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Number of
   Shares                                                            Value
 ----------                                                       -----------

             Banking & Financial Services (6.2%)
     14,300  CNB Capital Trust, $1.50                             $   361,075
      3,200  Morgan Stanley Dean Witter & Co., $2.35                  357,002
     20,025  Morgan Stanley Dean Witter & Co.,
              (Reset PERQS), $5.95                                    893,615
     14,000  National Australia Bank, $1.97                           476,874
     15,000  Westpac Banking Corp., Ltd., (STRYPES), $3.125           520,312
                                                                  -----------
             Total Banking & Financial Services                     2,608,878
                                                                  -----------
             Commercial Services (3.6%)
      4,000  Cendant Corp., $0.65                                     104,000
     26,900  Cendant Corp., $3.75                                     852,393
      1,400  United Rentals, Inc., $3.25                               63,000
     11,400  United Rentals, Inc., (144A), $3.25                      500,174*
                                                                  -----------
             Total Commercial Services                              1,519,567
                                                                  -----------
             Energy & Oil Services (0.4%)
      3,100  Occidental Petroleum Corp., $3.00                        175,150
                                                                  -----------
             Foods, Hotels & Restaurants (1.0%)
      9,400  Host Marriott Financial Trust, $3.375                    423,207
                                                                  -----------
             Healthcare (0.9%)
      7,400  Laboratory Corp. of America, $4.25                       377,400
                                                                  -----------
             Media -- Broadcasting & Publishing (2.5%)
      5,600  MediaOne Group, Inc., (PIES), $3.63                      448,699
     18,200  Reader's Digest Association, Inc., $1.9336               600,599
                                                                  -----------
             Total Media -- Broadcasting & Publishing               1,049,298
                                                                  -----------
             Retail (2.4%)
     13,000  Dollar General Corp., $3.35                              532,999
      8,700  K-Mart Financing, $3.875                                 488,830
                                                                  -----------
             Total Retail                                           1,021,829
                                                                  -----------
             Telecommunications (1.2%)
      2,600  Adelphia Communications Corp., $11.00                    531,699
                                                                  -----------
             Transportation (1.6%)
      6,700  Union Pacific Capital Trust, $3.125                      355,938
      6,100  Union Pacific Capital Trust, (144A), $3.125              328,375*
                                                                  -----------
             Total Transportation                                     684,313
                                                                  -----------
             Utilities (1.0%)
      3,500  Houston Industries, Inc., $3.29                          413,000
                                                                  -----------
             Total Convertible Preferred Stock (Cost: $8,257,429)
              (22.4%)                                               9,471,353
                                                                  -----------

                                                                             9

See accompanying notes to financial statements.

  TCW Galileo Convertible Securities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal     Short-term Investment (Cost: $1,167,747)
   Amount      (2.8%)                                                Value
 ----------    ----------------------------------------           -----------

 $1,167,747    BankBoston Corp., 5.068%, due 10/29/99             $ 1,167,747***
                                                                  -----------
               Total Investments (Cost: $40,373,293) (102.3%)      43,315,824
               Liabilities in Excess of Other Assets (--2.3%)        (969,736)
                                                                  -----------
               Net Assets (100.0%)                                $42,346,088
                                                                  ===========

Notes to the Schedule of Investments:
  * Restricted Security (Note 8).
 ** Non-income producing.
*** Represents investments of security lending collateral (Note 2).
10

See accompanying notes to financial statements.

  TCW Galileo Earnings Momentum Fund
--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

Number of
 Shares          Common Stock                                             Value
---------        ------------                                          -----------
                 Advertising (1.6% of Net Assets)
 11,400          Getty Images, Inc.                                    $   296,400*
 12,350          Ha-Lo Industries, Inc.                                    145,113*
                                                                       -----------
                 Total Advertising                                         441,513
                                                                       -----------
                 Banking & Financial Services (6.5%)
 17,100          Profit Recovery Group International, Inc.                 624,150*
  6,400          Telebanc Financial Corp.                                  663,199*
 30,200          Trammell Crow Co.                                         543,600*
                                                                       -----------
                 Total Banking & Financial Services                      1,830,949
                                                                       -----------
                 Commercial Services (18.8%)
  6,200          Abacus Direct Corp.                                       458,800*
 11,500          Corporate Executive Board Co.                             323,438*
 15,500          CSG Systems International, Inc.                           598,688*
  8,500          ECsoft Group PLC (ADR) (United Kingdom)                   147,688*
  9,100          Forrester Research, Inc.                                  309,400*
 10,900          Information Holdings, Inc.                                216,638*
  9,200          Intraware, Inc.                                           281,750*
 18,500          MAXIMUS, Inc.                                             481,000*
 14,000          Nova Corp.                                                364,000*
 11,700          Paymentech, Inc.                                          279,338*
 21,000          Pegasus Systems, Inc.                                     981,749*
 40,600          Stericycle, Inc.                                          477,050*
 14,900          Whittman-Hart, Inc.                                       420,925*
                                                                       -----------
                 Total Commercial Services                               5,340,464
                                                                       -----------
                 Computer Services (14.4%)
 11,100          AnswerThink Consulting Group, Inc.                        246,281*
    500          Critical Path, Inc.                                        49,750*
 11,200          Digital River, Inc.                                       432,600*
 11,300          Eclipsys Corp.                                            248,600*
  4,100          InfoSpace.com, Inc.                                       587,581*
 19,400          International Integration, Inc.                           404,975*
    500          Mpath Interactive, Inc.                                    19,688*
 12,100          New Era of Networks, Inc.                                 454,506*
 23,000          Security Dynamics Technologies, Inc.                      500,250*
  5,500          SportsLine USA, Inc.                                      220,000*
  8,100          VeriSign, Inc.                                            931,499*
                                                                       -----------
                 Total Computer Services                                 4,095,730
                                                                       -----------

                                                                            11

See accompanying notes to financial statements.

  TCW Galileo Earnings Momentum Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Number of
 Shares                                                                Value
---------                                                           -----------
             Computer Software (16.7%)
  7,800      Bindview Development Corp.                             $   167,700*
 19,900      Brio Technology, Inc.                                      278,600*
 28,000      Citrix Systems, Inc.                                     1,189,999*
 17,200      Clarify, Inc.                                              404,200*
  9,000      Great Plains Software, Inc.                                275,063*
  8,700      HNC Software, Inc.                                         187,050*
  6,700      Informatica Corp.                                          189,275*
 14,700      Legato Systems, Inc.                                       594,431*
    100      Marimba, Inc.                                                6,075*
 15,200      Micromuse, Inc.                                            523,450*
  6,900      NEON Systems, Inc.                                         289,800*
  5,300      NetGravity, Inc.                                           214,319*
 28,500      Pervasive Software, Inc.                                   413,250*
                                                                    -----------
             Total Computer Software                                  4,733,212
                                                                    -----------
             Electronics (4.1%)
 32,700      Bolder Technologies Corp.                                  298,388*
 10,900      Concord Communications, Inc.                               487,775*
 19,900      Cymer, Inc.                                                363,175*
                                                                    -----------
             Total Electronics                                        1,149,338
                                                                    -----------
             Entertainment & Leisure (11.2%)
 22,600      Gemstar International Group, Ltd.                        2,381,474*
 16,600      Macrovision Corp.                                          780,199*
                                                                    -----------
             Total Entertainment & Leisure                            3,161,673
                                                                    -----------
             Foods, Hotels & Restaurants (2.2%)
  7,900      Buca, Inc.                                                 143,188*
 19,100      O'Charleys, Inc.                                           266,206*
  8,200      P.F. Chang's China Bistro, Inc.                            207,050*
                                                                    -----------
             Total Foods, Hotels & Restaurants                          616,444
                                                                    -----------
             Healthcare (2.9%)
  5,600      Laser Vision Centers, Inc.                                 235,900*
 21,500      Orthodontic Centers of America, Inc.                       266,063*
  8,600      Perclose, Inc.                                             326,800*
                                                                    -----------
             Total Healthcare                                           828,763
                                                                    -----------
             Home Construction, Furnishings & Appliances (0.6%)
 10,100      Select Comfort Corp.                                       163,494*
                                                                    -----------
             Insurance (0.8%)
  4,500      Advance Paradigm, Inc.                                     236,250*
                                                                    -----------

12

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Number of
   Shares                                                               Value
 ----------                                                          -----------
             Pharmaceuticals (4.1%)
      9,100  Algos Pharmaceuticals Corp.                             $   265,038*
      7,900  Alkermes, Inc.                                              211,325*
      9,000  Biomatrix, Inc.                                             296,438*
     14,100  Pharmaceutical Co., K-V                                     218,550*
      5,400  Transkaryotic Therapies, Inc.                               167,400*
                                                                     -----------
             Total Pharmaceuticals                                     1,158,751
                                                                     -----------
             Pollution Control (3.3%)
     27,525  Tetra Tech, Inc.                                            665,760*
     13,500  U. S. Liquids, Inc.                                         273,375*
                                                                     -----------
             Total Pollution Control                                     939,135
                                                                     -----------
             Retail (6.6%)
     40,300  Guitar Center, Inc.                                         629,688*
     22,400  Hibbet Sporting Goods, Inc.                                 611,800*
     12,900  Insight Enterprises, Inc.                                   348,300*
      7,400  Value America, Inc.                                         291,838*
                                                                     -----------
             Total Retail                                              1,881,626
                                                                     -----------
             Telecommunications (3.8%)
      7,900  AVT Corp.                                                   214,781*
      8,500  Terayon Communication Systems                               343,188*
      7,500  Verio, Inc.                                                 532,500*
                                                                     -----------
             Total Telecommunications                                  1,090,469
                                                                     -----------
             Total Common Stock (Cost: $21,181,813) (97.6%)           27,667,811
                                                                     -----------
 Principal
   Amount    Short-term Investments
 ----------  ----------------------
 $1,600,000  Bank of Montreal, 4.86%, due 05/17/99                     1,600,000**
    949,100  BankBoston Corp., 5.068%, due 10/29/99                      949,100**
  1,200,000  Frank Russell Money Market Fund                           1,200,000**
  1,200,000  Merrimac Cash Fund -- Premium Class                       1,200,000**
                                                                     -----------
             Total Short-term Investments (Cost: $4,949,100) (17.4%)   4,949,100
                                                                     -----------
             Total Investments (Cost: $26,130,913) (115.0%)           32,616,911
             Liabilities in Excess of Other Assets ( - 15.0%)         (4,265,042)
                                                                     -----------
             Net Assets (100.0%)                                     $28,351,869
                                                                     ===========

Notes to the Schedule of Investments:
 * Non-income producing.
** Represents investments of security lending collateral (Note 2).
                                                                            13

See accompanying notes to financial statements.

  TCW Galileo Large Cap Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

Number of
 Shares            Common Stock                                             Value
---------          -------------                                         -----------
                   Advertising (2.3% of Net Assets)
  6,700            Omnicom Group, Inc.                                   $   485,750
                                                                         -----------
                   Banking & Financial Services (5.2%)
  7,300            Charles Schwab Corp.                                      801,175
  2,100            Providian Financial Corp.                                 271,031
                                                                         -----------
                   Total Banking & Financial Services                      1,072,206
                                                                         -----------
                   Computer Services (9.7%)
  3,300            America Online, Inc.                                      471,075
  2,800            At Home Corp.                                             403,025*
 10,500            Dell Computer Corp.                                       432,469*
  1,200            International Business Machines Corp.                     251,025
  2,600            Yahoo!, Inc.                                              454,188*
                                                                         -----------
                   Total Computer Services                                 2,011,782
                                                                         -----------
                   Computer Software (9.2%)
 18,600            Microsoft Corp.                                         1,512,412*
 10,100            Siebel Systems, Inc.                                      388,219*
                                                                         -----------
                   Total Computer Software                                 1,900,631
                                                                         -----------
                   Cosmetics & Household Products (2.3%)
  3,400            Gillette Co.                                              177,438
  3,200            Procter & Gamble Co.                                      300,200
                                                                         -----------
                   Total Cosmetics & Household Products                      477,638
                                                                         -----------
                   Electrical Equipment (6.7%)
 13,150            General Electric Co.                                    1,387,324
                                                                         -----------
                   Electronics (8.1%)
 14,250            Intel Corp.                                               871,922
  6,700            Maxim Intergrated Products, Inc.                          375,200*
  9,500            XILINX, Inc.                                              433,438*
                                                                         -----------
                   Total Electronics                                       1,680,560
                                                                         -----------
                   Foods, Hotels & Restaurants (4.1%)
  6,850            Bestfoods                                                 343,784
  3,200            Coca-Cola Co.                                             217,600
 13,400            Mirage Resorts, Inc.                                      300,663*
                                                                         -----------
                   Total Foods, Hotels & Restaurants                         862,047
                                                                         -----------
                   Healthcare (2.0%)
  4,200            Johnson & Johnson                                         409,500
                                                                         -----------

14

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Number of
 Shares                                                                  Value
---------                                                             -----------
               Insurance (4.0%)
  2,050        American International Group, Inc.                     $   240,747
  7,775        Marsh & McLennan Companies, Inc.                           595,273
                                                                      -----------
               Total Insurance                                            836,020
                                                                      -----------
               Media -- Broadcasting & Publishing (7.7%)
  6,150        Clear Channel Communications, Inc.                         427,425*
  8,800        Cox Communications, Inc.                                   698,500*
  6,875        Time Warner, Inc.                                          481,250
                                                                      -----------
               Total Media -- Broadcasting & Publishing                 1,607,175
                                                                      -----------
               Pharmaceuticals (15.9%)
  5,200        American Home Products Corp.                               317,200
  5,850        Amgen, Inc.                                                359,409*
  4,900        Bristol-Myers Squibb Co.                                   311,456
  4,600        Eli Lilly & Co.                                            338,675
  5,200        Merck & Company, Inc.                                      365,300
  5,350        Pfizer, Inc.                                               615,584
  6,450        Schering-Plough Corp.                                      311,616
 10,100        Warner-Lambert Co.                                         686,169
                                                                      -----------
               Total Pharmaceuticals                                    3,305,409
                                                                      -----------
               Retail (9.1%)
  2,400        Amazon.com, Inc.                                           412,950*
  7,150        Home Depot, Inc.                                           428,553
    700        Priceline.com, Inc.                                        113,663*
 20,100        Wal-Mart Stores, Inc.                                      924,599
                                                                      -----------
               Total Retail                                             1,879,765
                                                                      -----------
               Telecommunications (11.0%)
  3,050        AirTouch Communications, Inc.                              284,794*
  7,900        Cisco Systems, Inc.                                        901,094*
  8,200        Lucent Technologies, Inc.                                  493,025
  7,300        MCI WorldCom, Inc.                                         599,969*
                                                                      -----------
               Total Telecommunications                                 2,278,882
                                                                      -----------
               Tobacco (2.1%)
 12,350        Philip Morris Companies, Inc.                              433,022
                                                                      -----------
               Transportation (0.5%)
  3,350        Southwest Airlines, Inc.                                   109,084
                                                                      -----------
               Total Common Stock (Cost: $16,096,929) (99.9%)          20,736,795
                                                                      -----------

                                                                            15

See accompanying notes to financial statements.

  TCW Galileo Large Cap Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
  Amount    Short-term Investments                                    Value
 ---------  ----------------------                                 -----------

 $942,800   BankBoston Corp., 5.068%, due 10/29/99                 $   942,800**

  300,000   Frank Russell Money Market Fund                            300,000**

  600,000   Merrimac Cash Fund -- Premium Class                        600,000**
                                                                   -----------

            Total Short-term Investments (Cost: $1,842,800) (8.9%)   1,842,800
                                                                   -----------

            Total Investments (Cost: $17,939,729) (108.8%)          22,579,595

            Liabilities in Excess of Other Assets ( - 8.8%)         (1,824,253)
                                                                   -----------

            Net Assets (100.0%)                                    $20,755,342
                                                                   ===========

Notes to the Schedule of Investments:

 * Non-income producing.

** Represents investments of security lending collateral (Note 2).
16

See accompanying notes to financial statements.

  TCW Galileo Large Cap Value Fund
--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

Number of
 Shares           Common Stock                                             Value
---------         ------------                                          -----------
                  Aerospace/Defense (6.6% of Net Assets)
 38,100           Boeing Co.                                            $ 1,547,813
  1,600           Lockheed Martin Corp.                                      68,900
  9,100           Northrop Grumman Corp.                                    581,831
 24,200           Raytheon Co., Class B                                   1,700,050
  7,900           United Technologies Corp.                               1,144,513
                                                                        -----------
                  Total Aerospace/Defense                                 5,043,107
                                                                        -----------
                  Automotive (5.4%)
 85,100           Delphi Automotive Systems Corp.                         1,654,131*
 17,900           Ford Motor Co.                                          1,144,481
 15,500           General Motors Corp.                                    1,378,531
                                                                        -----------
                  Total Automotive                                        4,177,143
                                                                        -----------
                  Banking & Financial Services (19.0%)
 28,900           Associates First Capital Corp., Class A                 1,280,631
  6,120           Bank One Corp.                                            361,080
 21,100           BankAmerica Corp.                                       1,519,200
 35,900           Citigroup, Inc.                                         2,701,474
 15,400           Federal Home Loan Mortgage Corp.                          966,350
  5,900           Federal National Mortgage Association                     418,531
  8,800           Fifth Third Bancorp                                       630,850
  5,100           Golden West Financial Corp.                               510,638
  9,100           J.P. Morgan & Company, Inc.                             1,226,225
 16,500           Merrill Lynch & Company, Inc.                           1,384,969
 13,900           Morgan Stanley Dean Witter & Co.                        1,378,706
  8,000           Wachovia Corp.                                            703,000
  8,300           Washington Mutual, Inc.                                   341,338
 27,100           Wells Fargo & Co.                                       1,170,381
                                                                        -----------
                  Total Banking & Financial Services                     14,593,373
                                                                        -----------
                  Chemicals (1.7%)
  3,100           Dow Chemical Co.                                          406,681
 11,300           Du Pont (E.I.) De Nemours & Co.                           798,063
  2,300           Union Carbide Corp.                                       119,313
                                                                        -----------
                  Total Chemicals                                         1,324,057
                                                                        -----------
                  Computer Services (1.6%)
 25,100           Compaq Computer Corp.                                     560,044
  9,000           Hewlett-Packard Co.                                       709,875
                                                                        -----------
                  Total Computer Services                                 1,269,919
                                                                        -----------

                                                                            17

See accompanying notes to financial statements.

  TCW Galileo Large Cap Value Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Number of
 Shares                                                                   Value
---------                                                              -----------
                 Electronics (7.6%)
 18,100          Applied Materials, Inc.                               $   970,613*
  7,200          Emerson Electric Co.                                      464,400
  8,900          Honeywell, Inc.                                           843,275
 19,000          Intel Corp.                                             1,162,563
 15,100          Motorola, Inc.                                          1,209,888
 11,600          Texas Instruments, Inc.                                 1,184,650
                                                                       -----------
                 Total Electronics                                       5,835,389
                                                                       -----------
                 Energy & Oil Services (20.6%)
 97,800          Baker Hughes, Inc.                                      2,921,774
  9,600          Chevron Corp.                                             957,600
  4,200          Enron Corp.                                               316,050
 45,000          Exxon Corp.                                             3,737,812
 23,600          Halliburton Co.                                         1,005,950
 11,800          Mobil Corp.                                             1,236,050
 54,600          Royal Dutch Petroleum Co. (Netherlands)                 3,204,337
 17,800          Schlumberger, Ltd.                                      1,136,975
 21,400          Texaco, Inc.                                            1,342,850
                                                                       -----------
                 Total Energy & Oil Services                            15,859,398
                                                                       -----------
                 Entertainment & Leisure (0.7%)
 17,800          The Walt Disney Co.                                       565,150
                                                                       -----------
                 Foods, Hotels & Restaurants (7.0%)
 37,000          McDonald's Corp.                                        1,567,875
 65,000          Mirage Resorts, Inc.                                    1,458,438*
 19,000          PepsiCo, Inc.                                             701,813
 25,115          Tricon Global Restaurants, Inc.                         1,616,778*
                                                                       -----------
                 Total Foods, Hotels & Restaurants                       5,344,904
                                                                       -----------
                 Insurance (2.9%)
  5,900          Allstate Corp.                                            214,613
 10,500          Marsh & McLennan Companies, Inc.                          803,906
  8,600          Progressive Corp.                                       1,234,100
                                                                       -----------
                 Total Insurance                                         2,252,619
                                                                       -----------
                 Media -- Broadcasting & Publishing (1.9%)
 20,700          Time Warner, Inc.                                       1,449,000
                                                                       -----------
                 Metals (1.0%)
  7,400          Alcoa, Inc.                                               460,650
  5,100          Phelps Dodge Corp.                                        322,575
                                                                       -----------
                 Total Metals                                              783,225
                                                                       -----------

18

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Number of
 Shares                                                                  Value
---------                                                             -----------
               Paper & Forest Products (3.7%)
    700        Champion International Corp.                           $    38,281
 71,000        Fort James Corp.                                         2,697,999
  1,800        Weyerhauser Co.                                            120,825
                                                                      -----------
               Total Paper & Forest Products                            2,857,105
                                                                      -----------
               Retail (2.7%)
 35,300        Albertson's, Inc.                                        1,817,950
  2,300        Fred Meyer, Inc.                                           124,488*
  6,600        Supervalu, Inc.                                            137,775
                                                                      -----------
               Total Retail                                             2,080,213
                                                                      -----------
               Telecommunications (8.1%)
  2,800        Ameritech Corp.                                            191,625
 36,600        AT&T Corp.                                               1,848,300
 16,800        Bell Atlantic Corp.                                        968,100
 40,800        BellSouth Corp.                                          1,825,800
 12,000        GTE Corp.                                                  803,250
  5,600        Sprint Corp.                                               574,350
                                                                      -----------
               Total Telecommunications                                 6,211,425
                                                                      -----------
               Transportation (4.2%)
  6,900        Burlington Northern Santa Fe Corp.                         252,713
 17,300        Delta Air Lines, Inc.                                    1,097,469
 16,600        FDX Corp.                                                1,868,537*
                                                                      -----------
               Total Transportation                                     3,218,719
                                                                      -----------
               Utilities (1.5%)
  1,200        American Electric Power Company, Inc.                       49,725
 11,900        Consolidated Edison, Inc.                                  540,706
  8,600        Duke Energy Corp.                                          481,600
  2,300        Southern Co.                                                62,244
                                                                      -----------
               Total Utilities                                          1,134,275
                                                                      -----------
               Total Common Stock (Cost: $65,848,346) (96.2%)          73,999,021
                                                                      -----------

                                                                            19

See accompanying notes to financial statements.

  TCW Galileo Large Cap Value Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount    Short-term Investments                                    Value
 ----------  ----------------------                                 -----------

 $  400,000  Bank of Montreal, 4.86%, due 05/17/99                  $   400,000**

  4,161,389  BankBoston Corp., 5.068%, due 10/29/99                   4,161,389**

  2,099,561  Merrimac Cash Fund -- Premium Class                      2,099,561**
                                                                    -----------

             Total Short-term Investments (Cost: $6,660,950) (8.7%)   6,660,950
                                                                    -----------

             Total Investments (Cost: $72,509,296) (104.9%)          80,659,971

             Liabilities in Excess of Other Assets ( - 4.9%)         (3,757,453)
                                                                    -----------

             Net Assets (100.0%)                                    $76,902,518
                                                                    ===========

Notes to the Schedule of Investments:

 * Non-income producing.

** Represents investments of security lending collateral (Note 2).
20

See accompanying notes to financial statements.

  TCW Galileo Select Equities Fund
--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

Number of
 Shares     Common Stock                                            Value
---------   ------------                                         ------------

            Banking & Financial Services (11.2% of Net Assets)
 137,750    Charles Schwab Corp.                                 $ 15,118,062
  53,200    Merrill Lynch & Company, Inc.                           4,465,475
 227,300    T. Rowe Price Associates                                8,566,369
                                                                 ------------
            Total Banking & Financial Services                     28,149,906
                                                                 ------------
            Chemicals (2.7%)
 150,800    Monsanto Co.                                            6,823,700
                                                                 ------------
            Commercial Services (4.1%)
  95,900    Paychex, Inc.                                           4,896,894
 226,500    Robert Half International, Inc.                         5,407,688*
                                                                 ------------
            Total Commercial Services                              10,304,582
                                                                 ------------
            Computer Services (5.7%)
 344,700    Dell Computer Corp.                                    14,197,330*
                                                                 ------------
            Computer Software (13.5%)
 129,600    Microsoft Corp.                                        10,538,100*
 244,600    Pixar, Inc.                                            10,150,900*
 346,900    Siebel Systems, Inc.                                   13,333,969*
                                                                 ------------
            Total Computer Software                                34,022,969
                                                                 ------------
            Cosmetics & Household Products (2.0%)
  54,200    Procter & Gamble Co.                                    5,084,638
                                                                 ------------
            Electronics (11.0%)
 186,200    Applied Materials, Inc.                                 9,984,975*
 214,100    Intel Corp.                                            13,100,244
  79,500    Maxim Intergrated Products, Inc.                        4,452,000*
                                                                 ------------
            Total Electronics                                      27,537,219
                                                                 ------------
            Foods, Hotels & Restaurants (8.9%)
  20,700    Coca-Cola Co.                                           1,407,600
 643,100    Mirage Resorts, Inc.                                   14,429,555*
 291,000    Sodexho Marriott Services, Inc.                         6,602,063*
                                                                 ------------
            Total Foods, Hotels & Restaurants                      22,439,218
                                                                 ------------
            Insurance (4.6%)
  80,700    Progressive Corp.                                      11,580,450
                                                                 ------------
            Media -- Broadcasting & Publishing (5.9%)
  81,200    Cox Communications, Inc.                                6,445,250*
 120,800    Time Warner, Inc.                                       8,456,000
                                                                 ------------
            Total Media -- Broadcasting & Publishing               14,901,250
                                                                 ------------

                                                                            21

See accompanying notes to financial statements.

  TCW Galileo Select Equities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Number of
  Shares                                                                 Value
-----------                                                           ------------
             Pharmaceuticals (5.8%)
     76,500  Pfizer, Inc.                                             $  8,802,281
     86,100  Warner-Lambert Co.                                          5,849,419
                                                                      ------------
             Total Pharmaceuticals                                      14,651,700
                                                                      ------------
             Retail (6.7%)
    165,498  Home Depot, Inc.                                            9,919,536
    129,400  Safeway, Inc.                                               6,979,513*
                                                                      ------------
             Total Retail                                               16,899,049
                                                                      ------------
             Telecommunications (7.9%)
    123,725  Cisco Systems, Inc.                                        14,112,383*
     94,400  Lucent Technologies, Inc.                                   5,675,800
                                                                      ------------
             Total Telecommunications                                   19,788,183
                                                                      ------------
             Transportation (5.5%)
    231,900  Kansas City Southern Industries, Inc.                      13,812,544
                                                                      ------------
             Total Common Stock (Cost: $168,829,788)                   240,192,738
                                                                      ------------
 Principal
  Amount     Short-term Investments
-----------  ----------------------
$ 5,471,624  BankBoston Corp., 5.068%, due 10/29/99                      5,471,624**
 10,700,000  Frank Russell Money Market Fund                            10,700,000**
 10,124,667  Merrimac Cash Fund -- Premium Class                        10,124,667**
  7,000,000  Royal Bank of Scotland, 4.87%, due 07/26/99                 7,000,000**
                                                                      ------------
             Total Short-term Investments (Cost: $33,296,291) (13.3%)   33,296,291
                                                                      ------------
             Total Investments (Cost: $202,126,079) (108.8%)           273,489,029
             Liabilities in Excess of Other Assets ( - 8.8%)           (22,053,479)
                                                                      ------------
             Net Assets (100.0%)                                      $251,435,550
                                                                      ============

Notes to the Schedule of Investments:
 * Non-income producing.
** Represents investments of security lending collateral (Note 2).
22

See accompanying notes to financial statements.

  TCW Galileo Small Cap Growth Fund
--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

Number of
 Shares      Common Stock                                             Value
---------    ------------                                          ------------
             Banking & Financial Services (2.8% of Net Assets)
  18,600     Profit Recovery Group International, Inc.             $    678,900*
  28,200     Telebanc Financial Corp.                                 2,922,225*
  67,500     Trammell Crow Co.                                        1,215,000*
                                                                   ------------
             Total Banking & Financial Services                       4,816,125
                                                                   ------------
             Commercial Services (13.2%)
  17,100     Abacus Direct Corp.                                      1,265,400*
  64,200     Corporate Executive Board Co.                            1,805,625*
  94,284     CSG Systems International, Inc.                          3,641,720*
  19,400     ECsoft Group PLC (ADR) (United Kingdom)                    337,075*
  14,700     Forrester Research, Inc.                                   499,800*
  96,100     MAXIMUS, Inc.                                            2,498,600*
 149,525     Outdoor Systems, Inc.                                    3,766,161*
  47,700     Pegasus Systems, Inc.                                    2,229,975*
   2,700     ProBusiness Services, Inc.                                  96,863*
  64,650     Robert Half International, Inc.                          1,543,519*
 102,000     Romac International, Inc.                                1,147,500*
  27,400     Steiner Leisure, Ltd.                                      869,950*
 103,900     Whittman-Hart, Inc.                                      2,935,175*
                                                                   ------------
             Total Commercial Services                               22,637,363
                                                                   ------------
             Computer Services (18.0%)
  45,100     Applied Graphics Technologies, Inc.                        456,638*
  12,800     Avid Technology, Inc.                                      208,000*
  81,700     Ciber, Inc.                                              1,542,088*
   1,000     Critical Path, Inc.                                         99,500*
  49,900     Eclipsys Corp.                                           1,097,800*
   7,300     Exchange Applications, Inc.                                215,350*
  24,200     InfoSpace.com, Inc.                                      3,468,163*
  54,700     International Integration, Inc.                          1,141,863*
   9,300     International Network Services                             353,400*
   1,200     iTurf, Inc.                                                 46,800*
   2,000     Launch Media, Inc.                                          50,500*
  23,600     Lycos, Inc.                                              2,352,625*
  46,800     Macromedia, Inc.                                         1,939,275*
  34,000     Mercury Interactive Corp.                                  958,375*
  16,900     Mpath Interactive, Inc.                                    665,438*
   4,300     Network Appliance, Inc.                                    216,344*
 102,100     New Era of Networks, Inc.                                3,835,131*
  17,800     Proxicom, Inc.                                             399,388*
  43,400     SportsLine USA, Inc.                                     1,736,000*
  25,800     USinternetworking, Inc.                                  1,319,025*
  21,000     VeriSign, Inc.                                           2,415,000*
   9,100     VerticalNet Inc.                                         1,032,850*

                                                                            23

See accompanying notes to financial statements.

  TCW Galileo Small Cap Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Number of
Shares or
Warrants                                                                  Value
---------                                                              ------------
           Computer Services (Continued)
   1,300   Vignette Corp.                                              $    123,500*
  29,500   Yahoo!, Inc.                                                   5,153,281*
                                                                       ------------
           Total Computer Services                                       30,826,334
                                                                       ------------
           Computer Software (12.7%)
  29,300   CBT Group PLC (ADR) (Ireland)                                    454,150*
 203,600   Citrix Systems, Inc.                                           8,652,999*
  20,700   Genesys Telecommunications Laboratories, Inc.                    370,013*
  14,900   Great Plains Software, Inc.                                      455,381*
  99,000   HNC Software, Inc.                                             2,128,500*
  16,700   Informatica Corp.                                                471,775*
  75,900   Legato Systems, Inc.                                           3,069,206*
   1,400   Marimba, Inc.                                                     85,050*
  12,400   ModaCAD, Inc.                                                    147,250*
  51,500   National TechTeam, Inc.                                          305,781*
  27,500   NEON Systems, Inc.                                             1,155,000*
  23,100   NetGravity, Inc.                                                 934,106*
  22,900   Pervasive Software, Inc.                                         332,050*
  78,000   Siebel Systems, Inc.                                           2,998,125*
   4,200   SS&C Technologies, Inc.                                           60,375*
                                                                       ------------
           Total Computer Software                                       21,619,761
                                                                       ------------
           Construction (0.5%)
  21,400   Astec Industries, Inc.                                           829,250*
                                                                       ------------
           Electronics (5.6%)
   3,384   American Satellite Network, Inc., Warrants, expire 06/30/99           17*
   2,400   Concord Communications, Inc.                                     107,400*
  28,500   Cymer, Inc.                                                      520,125*
  61,400   Maxim Intergrated Products, Inc.                               3,438,400*
  36,800   Micrel, Inc.                                                   2,166,600*
  42,700   Semtech Corp.                                                  1,393,088*
  37,100   SIPEX Corp.                                                      519,400*
  14,600   Transwitch Corp.                                                 642,400*
  21,600   Veeco Intruments, Inc.                                           831,600*
                                                                       ------------
           Total Electronics                                              9,619,030
                                                                       ------------
           Energy & Oil Services (0.2%)
  70,700   Eagle Geophysical, Inc.                                          406,525*
                                                                       ------------
           Entertainment & Leisure (6.6%)
  66,200   Gemstar International Group, Ltd.                              6,975,825*
  77,100   Hollywood Entertainment Corp.                                  1,903,406*
  17,200   Macrovision Corp.                                                808,400*
  24,700   SFX Entertainment, Inc.                                        1,525,225*
                                                                       ------------
           Total Entertainment & Leisure                                 11,212,856
                                                                       ------------

24

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Number of
 Shares                                                                   Value
---------                                                              ------------
                 Healthcare (4.0%)
 134,600         Dendrite International, Inc.                          $  3,482,775*
 105,700         Diametrics Medical, Inc.                                   654,019*
  51,200         Perclose, Inc.                                           1,945,600*
  71,000         Safeskin Corp.                                             692,250*
                                                                       ------------
                 Total Healthcare                                         6,774,644
                                                                       ------------
                 Insurance (0.9%)
  11,000         Advance Paradigm, Inc.                                     577,495*
  27,600         Provident American Corp.                                   945,300*
                                                                       ------------
                 Total Insurance                                          1,522,795
                                                                       ------------
                 Media -- Broadcasting & Publishing (5.0%)
  69,700         Clear Channel Communications, Inc.                       4,844,150*
  11,000         Entercom Communications Corp.                              408,375*
  56,500         Snyder Communications, Inc.                              1,659,688*
  45,000         Westwood One, Inc.                                       1,541,250*
                                                                       ------------
                 Total Media -- Broadcasting & Publishing                 8,453,463
                                                                       ------------
                 Medical Supplies (1.9%)
 108,000         Ocular Sciences, Inc.                                    3,294,000*
                                                                       ------------
                 Pharmaceuticals (1.3%)
  63,800         Alkermes, Inc.                                           1,706,650*
  32,000         Geltex Pharmaceuticals, Inc.                               548,000*
                                                                       ------------
                 Total Pharmaceuticals                                    2,254,650
                                                                       ------------
                 Real Estate (0.3%)
  24,900         CB Richard Ellis Services, Inc.                            501,113*
                                                                       ------------
                 Retail (9.3%)
  31,400         Ann Taylor Stores, Inc.                                  1,491,500*
  77,000         Bed, Bath & Beyond, Inc.                                 2,747,938*
 146,700         Beyond.com Corp.                                         4,318,481*
  49,400         Cost Plus, Inc.                                          1,741,350*
  21,800         DM Management Co.                                          517,750*
  37,925         Dollar Tree Stores, Inc.                                 1,384,263*
  80,700         Guitar Center, Inc.                                      1,260,938*
  15,400         Linens 'N Things Inc.                                      704,550
  79,900         Petsmart, Inc.                                             744,069*
   7,600         RoweCom, Inc                                               218,500*
  20,500         Value America, Inc.                                        808,469*
                                                                       ------------
                 Total Retail                                            15,937,808
                                                                       ------------

                                                                            25

See accompanying notes to financial statements.

  TCW Galileo Small Cap Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Number of
   Shares                                                                Value
 ----------                                                           ------------
             Telecommunications (13.7%)
     23,500  Broadcast.com, Inc.                                      $  3,013,875*
    108,600  Exodus Communications, Inc.                                 9,787,574*
     70,400  GeoTel Communications Corp.                                 3,960,000*
     29,000  MetroNet Communications Corp. (Canada)                      1,609,500*
     70,300  Verio, Inc.                                                 4,991,300*
                                                                      ------------
             Total Telecommunications                                   23,362,249
                                                                      ------------
             Transportation (0.7%)
     37,800  Atlantic Coast Airlines Holdings, Inc.                      1,167,075*
                                                                      ------------
             Total Common Stock (Cost: $91,480,555) (96.7%)            165,235,041
                                                                      ------------
 Principal
   Amount    Short-term Investments
 ----------  ----------------------
 $7,000,000  Bank of Montreal, 4.86%, due 05/17/99                       7,000,000**
  8,000,000  Bank of Nova Scotia, 4.938%, due 06/07/99                   8,000,000**
  4,230,919  BankBoston Corp., 5.068%, due 10/29/99                      4,230,919**
  8,300,000  Frank Russell Money Market Fund                             8,300,000**
  6,089,089  Merrimac Cash Fund -- Premium Class                         6,089,089**
  4,000,000  Royal Bank of Scotland, 4.87%, due 07/26/99                 4,000,000**
  8,000,000  Toronto Dominion, 4.875%, due 06/15/99                      8,000,000**
                                                                      ------------
             Total Short-term Investments (Cost: $45,620,008) (26.7%)   45,620,008
                                                                      ------------
             Total Investments (Cost: $137,100,563) (123.4%)           210,855,049
             Liabilities in Excess of Other Assets ( - 23.4%)          (39,921,254)
                                                                      ------------
             Net Assets (100.0%)                                      $170,933,795
                                                                      ============

Notes to the Schedule of Investments:
 * Non-income producing.
** Represents investments of security lending collateral (Note 2).
26

See accompanying notes to financial statements.

  TCW Galileo Value Opportunities Fund
--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

Number of
 Shares           Common Stock                                             Value
---------         ------------                                          -----------
                  Building Materials (1.9% of Net Assets)
  8,000           Southdown, Inc.                                       $   512,500
                                                                        -----------
                  Chemicals (7.6%)
 17,800           Crompton & Knowles Corp.                                  360,450
 10,300           Ferro Corp.                                               285,181
 22,800           International Specialty Products, Inc.                    188,100*
 17,600           Mallinckrodt, Inc.                                        617,100
 23,600           Raychem Corp.                                             623,925
                                                                        -----------
                  Total Chemicals                                         2,074,756
                                                                        -----------
                  Commercial Services (2.3%)
 94,800           Olsten Corp.                                              639,900
                                                                        -----------
                  Computer Services (10.0%)
 32,500           Data General Corp.                                        379,844*
 38,000           Mentor Graphics Corp.                                     460,750*
 67,000           Read-Rite Corp.                                           414,563*
 13,000           Shared Medical Systems Corp.                              706,063
 18,200           Wang Laboratories, Inc.                                   456,138*
 38,800           Western Digital Corp.                                     307,975*
                                                                        -----------
                  Total Computer Services                                 2,725,333
                                                                        -----------
                  Construction (1.8%)
 37,000           Johns Manville Corp.                                      497,188
                                                                        -----------
                  Electronics (18.4%)
 40,000           Anixter International, Inc.                               630,000*
 46,500           Arrow Electronics, Inc.                                   845,718*
 24,500           Commscope, Inc.                                           597,188*
 65,000           Cypress Semiconductor Corp.                               666,250*
 49,500           International Rectifier Corp.                             482,625*
 18,000           Millipore Corp.                                           552,375
 15,000           Molex, Inc., Class A                                      433,125
 45,700           Vishay Intertechnology, Inc.                              796,893*
                                                                        -----------
                  Total Electronics                                       5,004,174
                                                                        -----------
                  Energy & Oil Services (4.9%)
 52,600           Pride International, Inc.                                 614,763*
 27,600           Talisman Energy, Inc.                                     733,125*
                                                                        -----------
                  Total Energy & Oil Services                             1,347,888
                                                                        -----------

                                                                            27

See accompanying notes to financial statements.

  TCW Galileo Value Opportunities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Number of
 Shares                                                                   Value
---------                                                              -----------
                 Foods, Hotels & Restaurants (8.1%)
 25,000          CKE Restaurants, Inc.                                 $   409,375
 15,600          Dean Foods Co.                                            556,725
 23,100          Interstate Bakeries Corp.                                 513,975
 31,900          Mirage Resorts, Inc.                                      715,756*
                                                                       -----------
                 Total Foods, Hotels & Restaurants                       2,195,831
                                                                       -----------
                 Healthcare (4.8%)
 83,500          Beverly Enterprises, Inc.                                 542,750*
 22,000          McKesson HBOC, Inc.                                       769,999
                                                                       -----------
                 Total Healthcare                                        1,312,749
                                                                       -----------
                 Household Products (1.1%)
 12,000          American Greetings Corp.                                  314,250
                                                                       -----------
                 Insurance (7.6%)
 10,500          American Financial Group, Inc.                            381,281
 15,100          Fremont General Corp.                                     302,000
 10,000          NAC Re Corp.                                              545,000
 17,000          Old Republic International Corp.                          332,563
 17,000          Orion Capital Corp.                                       500,438
                                                                       -----------
                 Total Insurance                                         2,061,282
                                                                       -----------
                 Machinery (2.0%)
 22,395          Albany International Corp., Class A                       543,079
                                                                       -----------
                 Media -- Broadcasting & Publishing (5.3%)
 15,500          Houghton Mifflin Co.                                      691,688
 21,000          Readers Digest Association, Inc., Class A                 746,812
                                                                       -----------
                 Total Media -- Broadcasting & Publishing                1,438,500
                                                                       -----------
                 Metals (3.0%)
 26,000          Bethlehem Steel Corp.                                     237,250*
 30,000          Inco Ltd.                                                 575,625
                                                                       -----------
                 Total Metals                                              812,875
                                                                       -----------
                 Paper & Forest Products (1.2%)
 14,000          Smurfit-Stone Container Corp.                             327,250*
                                                                       -----------
                 Retail (16.9%)
 20,200          Consolidated Stores Corp.                                 694,375*
 41,700          General Nutrition Companies, Inc.                         690,656*
 77,700          Heilig Meyers Co.                                         456,488
 25,700          Jones Apparel Group, Inc.                                 848,099*
 26,500          Pep Boys-Manny, Moe and Jack, Inc.                        379,281
 17,400          Polo Ralph Lauren Corp.                                   387,150*

28

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Number of
  Shares                                                            Value
 ---------                                                       -----------
            Retail (Continued)
   25,000   R.H. Donnelley Corp.                                 $   412,500
   27,500   Warnaco Group, Inc., Class A                             733,906
                                                                 -----------
            Total Retail                                           4,602,455
                                                                 -----------
            Transportation (1.4%)
   11,000   GATX Corp.                                               378,125
                                                                 -----------
            Total Common Stock (Cost: $25,950,228) (98.3%)        26,788,135
                                                                 -----------
 Principal
  Amount    Short-term Investments
 ---------  ----------------------
 $215,674   BankBoston Corp., 5.068%, due 10/29/99                   215,674**
  490,713   Merrimac Cash Fund -- Premium Class                      490,713**
                                                                 -----------
            Total Short-term Investments (Cost: $706,387) (2.6%)     706,387
                                                                 -----------
            Total Investments (Cost: $26,656,615) (100.9%)        27,494,522
            Liabilities in Excess of Other Assets (-0.9%)           (235,518)
                                                                 -----------
            Net Assets (100.0%)                                  $27,259,004
                                                                 ===========

Notes to the Schedule of Investments:
 * Non-income producing.
** Represents investments of security lending collateral (Note 2).
                                                                            29

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities
Statements of Assets and Liabilities (Unaudited)                  April 30, 1999

                                           TCW Galileo
                                           Aggressive   TCW Galileo TCW Galileo
                                             Growth     Convertible  Earnings
                                            Equities    Securities   Momentum
                                              Fund         Fund        Fund
                                           -----------  ----------- -----------
                                               Dollar Amounts in Thousands
                                               (Except per Share Amounts)
ASSETS
 Investments, at Value (/1/)               $  187,378   $   43,316  $   32,617
 Cash                                           4,372        2,196         960
 Receivables for Securities Sold                  742        1,901          10
 Receivable for Fund Shares Sold                    7           --          --
 Interest and Dividends Receivable                 47          303           7
 Deferred Organization Costs                        1            2          --
                                           ----------   ----------  ----------
  Total Assets                                192,547       47,718      33,594
                                           ----------   ----------  ----------
LIABILITIES
 Payables for Securities Purchased                 --        2,847         214
 Payable for Fund Shares Redeemed                  --        1,265          --
 Payables Upon Return of Securities Loaned
  (Note 2)                                     41,609        1,168       4,949
 Management Fees                                  122           26          23
 Other Accrued Expenses                            62           66          56
                                           ----------   ----------  ----------
  Total Liabilities                            41,793        5,372       5,242
                                           ----------   ----------  ----------
NET ASSETS                                 $  150,754   $   42,346  $   28,352
                                           ==========   ==========  ==========
NET ASSETS CONSIST OF:
 Paid-in Capital                           $   41,560   $   33,636  $   12,993
 Undistributed Net Realized Gain on
  Investments                                  28,750        5,722      11,308
 Unrealized Appreciation on Investments        83,210        2,943       6,486
 Undistributed Net Investment Income
  (Loss)                                       (2,766)          45      (2,435)
                                           ----------   ----------  ----------
NET ASSETS                                 $  150,754   $   42,346  $   28,352
                                           ==========   ==========  ==========
NET ASSETS ATTRIBUTABLE TO:
 Institutional Class Shares                $  149,807   $   42,346  $   28,352
                                           ==========   ==========  ==========
 Advisory Class Shares                     $      947   $       --  $       --
                                           ==========   ==========  ==========
CAPITAL SHARES OUTSTANDING:
 Institutional Class                        7,453,524    3,591,292   2,475,397
                                           ==========   ==========  ==========
 Advisory Class                                47,160           --          --
                                           ==========   ==========  ==========
NET ASSET VALUE PER SHARE:
 Institutional Class                       $    20.10   $    11.79  $    11.45
                                           ==========   ==========  ==========
 Advisory Class                            $    20.09   $       --  $       --
                                           ==========   ==========  ==========

(1) The identified cost for the TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Convertible Securities Fund and the TCW Galileo Earnings Momen-tum Fund was $104,168, $40,373 and $26,131, respectively.
30

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Unaudited)                  April 30, 1999

                            TCW         TCW         TCW         TCW           TCW
                          Galileo     Galileo     Galileo     Galileo       Galileo
                         Large Cap   Large Cap    Select     Small Cap       Value
                           Growth      Value     Equities      Growth    Opportunities
                            Fund        Fund       Fund         Fund         Fund
                         ----------  ---------- -----------  ----------  -------------
                                        Dollar Amounts in Thousands
                                         (Except per Share Amounts)
ASSETS
 Investments, at Value
  (/1/)                  $   22,580  $   80,660 $   273,489  $  210,855   $   27,495
 Cash                            62       2,843      11,214       5,653        1,509
 Receivables for
  Securities Sold                --          65          --       1,980        1,400
 Receivables for Fund
  Shares Sold                    --          --         240          65           --
 Interest and Dividends
  Receivable                      6          71          77          35           13
 Deferred Organization
  Costs                          --          --          --          --            4
                         ----------  ---------- -----------  ----------   ----------
  Total Assets               22,648      83,639     285,020     218,588       30,421
                         ----------  ---------- -----------  ----------   ----------
LIABILITIES
 Payables for Securities
  Purchased                      --          --          --       1,824          789
 Payables for Fund
  Shares Redeemed                --          --          69          10        1,591
 Payables Upon Return of
  Securities Loaned
  (Note 2)                    1,843       6,661      33,296      45,620          706
 Management Fees                 10          31         154         139           18
 Other Accrued Expenses          40          44          65          61           58
                         ----------  ---------- -----------  ----------   ----------
  Total Liabilities           1,893       6,736      33,584      47,654        3,162
                         ----------  ---------- -----------  ----------   ----------
NET ASSETS               $   20,755  $   76,903 $   251,436  $  170,934   $   27,259
                         ==========  ========== ===========  ==========   ==========
NET ASSETS CONSIST OF:
 Paid-in Capital         $   15,000  $   67,986 $   121,021  $   83,724   $   25,198
 Undistributed Net
  Realized Gain on
  Investments                 1,140         658      59,588      17,874        1,269
 Unrealized Appreciation
  on Investments              4,640       8,151      71,363      73,754          838
 Undistributed Net
  Investment Income
  (Loss)                        (25)        108        (536)     (4,418)         (46)
                         ----------  ---------- -----------  ----------   ----------
NET ASSETS               $   20,755  $   76,903 $   251,436  $  170,934   $   27,259
                         ==========  ========== ===========  ==========   ==========
NET ASSETS ATTRIBUTABLE TO:
 Institutional Class
  Shares                 $   20,744  $   76,873 $   249,562  $  170,895   $   27,259
                         ==========  ========== ===========  ==========   ==========
 Advisory Class Shares   $       11  $       30 $     1,874  $       39   $       --
                         ==========  ========== ===========  ==========   ==========
CAPITAL SHARES OUTSTANDING:
 Institutional Class      1,403,523   6,135,472  13,218,099   7,415,674    2,507,340
                         ==========  ========== ===========  ==========   ==========
 Advisory Class                 751       2,343      99,274       1,714           --
                         ==========  ========== ===========  ==========   ==========
NET ASSET VALUE PER
 SHARE:
 Institutional Class     $    14.78  $    12.53 $     18.88  $    23.05   $    10.88
                         ==========  ========== ===========  ==========   ==========
 Advisory Class          $    14.78  $    12.52 $     18.88  $    23.03   $       --
                         ==========  ========== ===========  ==========   ==========

(1) The identified cost for the TCW Galileo Large Cap Growth Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Select Equities Fund, the TCW Galileo Small Cap Growth Fund and the TCW Galileo Value Opportunities Fund was $17,940, $72,509, $202,126, $137,101 and $26,657, respectively.
                                                                            31

See accompanying notes to financial statements.

  TCW GALILEO FUNDS, INC.

--------------------------------------------------------------------------------
  U.S. Equities
Statements of Operations (Unaudited)             Six Months Ended April 30, 1999

                                              TCW
                                            Galileo       TCW       TCW
                                           Aggressive   Galileo   Galileo
                                             Growth   Convertible Earnings
                                            Equities  Securities  Momentum
                                              Fund       Fund       Fund
                                           ---------- ----------- --------
                                             Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
 Dividends                                  $    39     $  328    $     1
 Interest (Note 2)                              136        623         22
                                            -------     ------    -------
  Total                                         175        951         23
                                            -------     ------    -------
Expenses:
 Management Fees                                613        154        167
 Accounting Service Fees                         18         14         14
 Custodian Fees                                   6         10          3
 Transfer Agent Fees                             19         11         15
 Registration Fees                               14         14         14
 Directors' Fees & Expenses                       3          3          3
 Audit and Tax Fees                               8          8          8
 Administration Fees                              8          3          3
 Other                                           10          6         12
                                            -------     ------    -------
Total Expenses                                  699        223        239
Less Expenses Borne by Investment Adviser        --         --          1
                                            -------     ------    -------
Net Expenses                                    699        223        238
                                            -------     ------    -------
Net Investment Income (Loss)                   (524)       728       (215)
                                            -------     ------    -------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
 Net Realized Gain on Investments            25,630      4,547      6,814
 Change in Unrealized Appreciation
  (Depreciation) on Investments              56,108      2,360     (2,262)
                                            -------     ------    -------
Net Realized and Unrealized Gain on
 Investments                                 81,738      6,907      4,552
                                            -------     ------    -------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                 $81,214     $7,635    $ 4,337
                                            =======     ======    =======

32

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Unaudited)             Six Months Ended April 30, 1999

                             TCW       TCW      TCW        TCW         TCW
                           Galileo   Galileo  Galileo    Galileo     Galileo
                          Large Cap Large Cap  Select   Small Cap     Value
                           Growth     Value   Equities   Growth   Opportunities
                            Fund      Fund      Fund      Fund        Fund
                          --------- --------- --------  --------- -------------
                                      Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
 Dividends                 $   43    $  232   $   299    $     1     $  124
 Interest (Note 2)              8        45       152        162         27
                           ------    ------   -------    -------     ------
  Total                        51       277       451        163        151
                           ------    ------   -------    -------     ------
Expenses:
 Management Fees               37        96       829        740        109
 Accounting Service Fees       13        14        22         19         14
 Custodian Fees                 3        11         6         14          4
 Transfer Agent Fees            6         6        20         20         10
 Registration Fees             14        14        13         15         14
 Directors' Fees and
  Expenses                      3         3         3          3          3
 Audit and Tax Fees             9         9         8          8          9
 Administration Fees            2         3        13          9          2
 Amortization of Deferred
  Organization Costs           --        --        --          1         --
 Other                          3         4        23         14          7
                           ------    ------   -------    -------     ------
Total Expenses                 90       160       937        843        172
Less Expenses Borne by
 Investment Adviser            16        14        --         --         --
                           ------    ------   -------    -------     ------
Net Expenses                   74       146       937        843        172
                           ------    ------   -------    -------     ------
Net Investment Income
 (Loss)                       (23)      131      (486)      (680)       (21)
                           ------    ------   -------    -------     ------
NET REALIZED AND
 UNREALIZED GAIN ON
 INVESTMENTS
 Net Realized Gain on
  Investments               1,128       944    25,420     16,327      1,850
 Change in Unrealized
  Appreciation on
  Investments               2,540     7,754    30,159     34,340      2,755
                           ------    ------   -------    -------     ------
Net Realized and
 Unrealized Gain on
 Investments                3,668     8,698    55,579     50,667      4,605
                           ------    ------   -------    -------     ------
INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS                $3,645    $8,829   $55,093    $49,987     $4,584
                           ======    ======   =======    =======     ======

                                                                            33

See accompanying notes to financial statements.

  TCW GALILEO FUNDS, INC.

--------------------------------------------------------------------------------
  U.S. Equities
Statements of Changes in Net Assets

                                TCW Galileo Aggressive  TCW Galileo Convertible
                                 Growth Equities Fund       Securities Fund
                                ----------------------- -----------------------
                                Six Months              Six Months
                                   Ended                   Ended
                                 April 30,  Year Ended   April 30,  Year Ended
                                   1999     October 31,    1999     October 31,
                                (Unaudited)    1998     (Unaudited)    1998
                                ----------- ----------- ----------- -----------
                                          Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income (Loss)    $   (524)   $ (1,027)    $   728     $ 1,057
 Net Realized Gain on
  Investments                      25,630      26,267       4,547       2,821
 Change in Unrealized
  Appreciation (Depreciation)
  on Investments                   56,108      (5,470)      2,360      (2,652)
                                 --------    --------     -------     -------
 Increase in Net Assets
  Resulting from Operations        81,214      19,770       7,635       1,226
                                 --------    --------     -------     -------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net
  Investment Income                    --          --        (580)     (1,059)
 Distributions in Excess of Net
  Investment Income                    --          --          --        (103)
 Distributions from Net
  Realized Gains                  (12,024)         --      (2,009)     (2,114)
                                 --------    --------     -------     -------
 Total Distributions to
  Shareholders                    (12,024)         --      (2,589)     (3,276)
                                 --------    --------     -------     -------
NET CAPITAL SHARE TRANSACTIONS
 (NOTE 7):
 Institutional Class               (4,221)    (70,716)      9,912      (7,452)
 Advisory Class                       881          --          --          --
                                 --------    --------     -------     -------
 Increase (Decrease) in Net
  Assets Resulting from Net
  Capital Share Transactions       (3,340)    (70,716)      9,912      (7,452)
                                 --------    --------     -------     -------
 Increase (Decrease) in Net
  Assets                           65,850     (50,946)     14,958      (9,502)
NET ASSETS
 Beginning of Period               84,904     135,850      27,388      36,890
                                 --------    --------     -------     -------
 End of Period                   $150,754    $ 84,904     $42,346     $27,388
                                 ========    ========     =======     =======

34

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                             TCW Galileo Earnings      TCW Galileo Large Cap
                                 Momentum Fund              Growth Fund
                            ----------------------- ----------------------------
                            Six Months              Six Months    June 3, 1998
                               Ended                   Ended     (Commencement
                             April 30,  Year Ended   April 30,   of Operations)
                               1999     October 31,    1999         through
                            (Unaudited)    1998     (Unaudited) October 31, 1998
                            ----------- ----------- ----------- ----------------
                                        Dollar Amounts in Thousands
OPERATIONS
 Net Investment (Loss)        $  (215)   $   (650)    $   (23)       $   (2)
 Net Realized Gain on
  Investments                   6,814       4,544       1,128           451
 Change in Unrealized
  Appreciation
  (Depreciation) on
  Investments                  (2,262)    (11,629)      2,540           345
                              -------    --------     -------        ------
 Increase (Decrease) in Net
  Assets Resulting from
  Operations                    4,337      (7,735)      3,645           794
                              -------    --------     -------        ------
DISTRIBUTIONS TO
 SHAREHOLDERS
 Distributions from Net
  Realized Gains               (1,596)     (6,319)       (439)           --
                              -------    --------     -------        ------
NET CAPITAL SHARE
 TRANSACTIONS (NOTE 7):
 Institutional Class           (6,688)    (55,314)      9,738         7,006
 Advisory Class                    --          --          11            --
                              -------    --------     -------        ------
 Increase (Decrease) in Net
  Assets Resulting from Net
  Capital Share
  Transactions                 (6,688)    (55,314)      9,749         7,006
                              -------    --------     -------        ------
 Increase (Decrease) in Net
  Assets                       (3,947)    (69,368)     12,955         7,800
NET ASSETS
 Beginning of Period           32,299     101,667       7,800            --
                              -------    --------     -------        ------
 End of Period                $28,352    $ 32,299     $20,755        $7,800
                              =======    ========     =======        ======

                                                                            35

See accompanying notes to financial statements.

  TCW GALILEO FUNDS, INC.

--------------------------------------------------------------------------------
  U.S. Equities
Statements of Changes in Net Assets

                             TCW Galileo Large Cap       TCW Galileo Select
                                   Value Fund               Equities Fund
                          ---------------------------- -----------------------
                          Six Months    June 3, 1998   Six Months
                             Ended     (Commencement      Ended
                           April 30,   of Operations)   April 30,  Year Ended
                             1999         through         1999     October 31,
                          (Unaudited) October 31, 1998 (Unaudited)    1998
                          ----------- ---------------- ----------- -----------
                                      Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income
  (Loss)                    $   131        $   36       $   (486)   $   (215)
 Net Realized Gain (Loss)
  on Investments                944          (286)        25,420      40,589
 Change in Unrealized
  Appreciation
  (Depreciation) on
  Investments                 7,754           159         30,159      (9,408)
                            -------        ------       --------    --------
 Increase (Decrease) in
  Net Assets Resulting
  from Operations             8,829           (91)        55,093      30,966
                            -------        ------       --------    --------
DISTRIBUTIONS TO
 SHAREHOLDERS
 Distributions from Net
  Investment Income             (59)           --             --          --
 Distributions from Net
  Realized Gains                 --            --        (27,870)    (37,055)
                            -------        ------       --------    --------
 Total Distributions to
  Shareholders                  (59)           --        (27,870)    (37,055)
                            -------        ------       --------    --------
NET CAPITAL SHARE
 TRANSACTIONS (NOTE 7):
 Institutional Class         60,599         7,596         37,463      34,841
 Advisory Class                  29            --          1,885          --
                            -------        ------       --------    --------
 Increase (Decrease) in
  Net Assets Resulting
  from Net Capital Share
  Transactions               60,628         7,596         39,348      34,841
                            -------        ------       --------    --------
 Increase (Decrease) in
  Net Assets                 69,398         7,505         66,571      28,752
NET ASSETS
 Beginning of Period          7,505            --        184,865     156,113
                            -------        ------       --------    --------
 End of Period              $76,903        $7,505       $251,436    $184,865
                            =======        ======       ========    ========

36

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                            TCW Galileo Small Cap       TCW Galileo Value
                                 Growth Fund            Opportunities Fund
                           ----------------------- ----------------------------
                           Six Months              Six Months  November 3, 1997
                              Ended                   Ended     (Commencement
                            April 30,  Year Ended   April 30,   of Operations)
                              1999     October 31,    1999         through
                           (Unaudited)    1998     (Unaudited) October 31, 1998
                           ----------- ----------- ----------- ----------------
                                       Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income
  (Loss)                    $   (680)   $ (1,245)    $   (21)      $    16
 Net Realized Gain (Loss)
  on Investments              16,327       1,477       1,850          (581)
 Change in Unrealized
  Appreciation
  (Depreciation) on
  Investments                 34,340      (7,110)      2,755        (2,809)
                            --------    --------     -------       -------
 Increase (Decrease) in
  Net Assets Resulting
  from Operations             49,987      (6,878)      4,584        (3,374)
                            --------    --------     -------       -------
DISTRIBUTIONS TO
 SHAREHOLDERS
 Distributions from Net
  Investment Income               --          --          --           (16)
 Distributions in Excess
  of Net Investment Income        --          --          --           (25)
 Distributions from Net
  Realized Gains              (1,935)     (9,228)         --            --
                            --------    --------     -------       -------
 Total Distributions to
  Shareholders                (1,935)     (9,228)         --           (41)
                            --------    --------     -------       -------
NET CAPITAL SHARE
 TRANSACTIONS (NOTE 7):
 Institutional Class           6,793     (12,600)     (5,959)       32,049
 Advisory Class                   39          --          --            --
                            --------    --------     -------       -------
 Increase (Decrease) in
  Net Assets Resulting
  from Net Capital Share
  Transactions                 6,832     (12,600)     (5,959)       32,049
                            --------    --------     -------       -------
 Increase (Decrease) in
  Net Assets                  54,884     (28,706)     (1,375)       28,634
NET ASSETS
 Beginning of Period         116,050     144,756      28,634            --
                            --------    --------     -------       -------
 End of Period              $170,934    $116,050     $27,259       $28,634
                            ========    ========     =======       =======

                                                                            37

See accompanying notes to financial statements.

  TCW GALILEO FUNDS, INC.

--------------------------------------------------------------------------------
  U.S. Equities
Notes to Financial Statements (Unaudited)                         April 30, 1999

Note 1 -- Organization

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of 20 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds. For the period November 1, 1998 through February 28, 1999, TCW Funds Management, Inc. was also the administrator of the Funds day-to-day operations. As of March 1, 1999, Investors Bank & Trust Company became the administrator of the Funds. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Equities Fund. TCW London International, Limited is also a sub-adviser to the TCW Galileo International Equities Fund, TCW Galileo European Equities Fund, and TCW Galileo Japanese Equities Fund. TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equities Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified fixed income funds (the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage-Backed Securities Fund and the TCW Galileo Total Return Mortgage-Backed Securities Fund (formerly TCW Galileo Long Term Mortgage-Backed Securities Fund), one non-diversified fixed income fund (the TCW Galileo Emerging Markets Income Fund), a convertible securities fund (the TCW Galileo Convertible Securities Fund), and thirteen non-diversified equity funds (the TCW Galileo Select Equities Fund (formerly TCW Galileo Core Equities
Fund), the TCW Galileo Earnings Momentum Fund, the TCW Galileo Aggressive Growth Equities Fund (formerly TCW Galileo Mid-Cap Growth Fund), the TCW Galileo Small Cap Growth Fund, the TCW Galileo Large Cap Growth Fund, the
TCW Galileo Large Cap Value Fund, the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo Latin America Equities Fund, the TCW Galileo International Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund and the TCW Galileo Value Opportunities Fund) currently offered by the Company.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo Core Fixed Income Fund seeks capital appreciation and income through investment principally in Core fixed income securities emphasizing high quality and liquid investments; (3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage-Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Total Return Mortgage-Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Galileo Convertible Securities Fund seeks high total return from current income and capital appreciation through investment principally in convertible securities; (7) the TCW Galileo Select Equities Fund emphasizes capital appreciation and preservation with focus on long-term results; (8) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (9) the TCW Galileo Aggressive Growth Equities Fund seeks long-term capital appreciation, primarily by investing in publicly traded equity securities of medium capitalization companies; (10) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly traded equity securities of smaller capitalization companies; (11) the TCW Galileo Asia Pacific Equities Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific
38

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

region; (12) the TCW Galileo Emerging Markets Equities Fund seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world; (13) the TCW Galileo Latin America Equities Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities; (14) the TCW Galileo International Equities Fund seeks long-term capital appreciation by investing in a mix of underlying TCW Galileo Funds; (15) the TCW Galileo European Equities Fund seeks long-term capital appreciation by investing primarily in the securities of issuers located in Europe; (16) the TCW Galileo Japanese Equities Fund seeks long-term capital appreciation by investing primarily in Japanese equity securities; (17) the TCW Galileo Value Opportunities Fund seeks capital appreciation by investing at least 65% of its total assets, under normal circumstances, in publicly traded equity securities issued by small and medium companies with market capitalization at the time of purchase between $500 million and $2.5 billion; (18) the TCW Galileo Emerging Markets Income Fund seeks high total return from capital appreciation and current income by investing at least 65% of its total assets in debt securities issued or guaranteed by companies, financial institutions, and government entities in emerging market countries;
(19) the TCW Galileo Large Cap Growth Fund seeks long-term appreciation by investing primarily in publicly traded equity securities of large capitalization U.S. companies with above average earnings prospects; and (20) the TCW Galileo Large Cap Value Fund seeks long-term capital appreciation by investing primarily in publicly traded equity securities of large capitalization companies.

As of March 1, 1999, nine funds (TCW Galileo Select Equities Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo European Equities Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo High Yield Bond Fund) commenced offering two classes of shares, Institutional Class shares and Advisory Class shares. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally gives the shareholder the same voting, dividend, liquidation, and other rights. The Institutional Class shares are offered at the current net asset value. The Advisory Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Funds in the preparation of their financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements

Note 2 -- Significant Accounting Policies

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuations: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

  TCW GALILEO FUNDS, INC.

--------------------------------------------------------------------------------
  U.S. Equities
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and un-der the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remain-ing maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized and unrealized gains and losses on investments are recorded on the basis of specific identifi-cation.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as col-lateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; how-ever, in the event of default or bankruptcy by the other party to the agree-ments, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities. At April 30, 1999, the following Funds loaned securities that were collateralized in cash which was invested in short-term investments:

                                                                     Securities
                                   Market Value of                    Lending
                                  Loaned Securities Collateral Value    Fees
                                  ----------------- ---------------- ----------
TCW Galileo Convertible Securi-
 ties Fund                           $ 1,136,765      $ 1,167,747     $   234
TCW Galileo Select Equities Fund      32,402,116       33,296,291      24,824
TCW Galileo Earnings Momentum
 Fund                                  4,746,131        4,949,100       2,043
TCW Galileo Large Cap Growth
 Fund                                  1,763,069        1,842,800       1,581
TCW Galileo Large Cap Value Fund       6,436,213        6,660,950       2,068
TCW Galileo Aggressive Growth
 Equities Fund                        40,535,648       41,609,254      59,563
TCW Galileo Small Cap Growth
 Fund                                 44,104,972       45,620,008      17,144
TCW Galileo Value Opportunities
 Fund                                    665,960          706,387          45

Securities lending fees are included in interest income in the Statements of Operations.

Options: Premiums received from call options written are recorded as a liabili-ty. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums re-ceived are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no op-tion contracts entered into during the six months ended April 30, 1999.
40

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Deferred Organization Costs: Organizational costs of approximately $4,000, $2,000 and $5,000 for the TCW Galileo Convertible Securities Fund, the TCW Gal-ileo Aggressive Growth Equities Fund and the TCW Galileo Value Opportunities Fund, respectively, have been deferred and are being amortized on a straight line basis over a five year period from the commencement of operations. Organi-zational costs for all other U.S. Equities funds have been fully amortized or were de minimus and therefore, were not deferred. Those costs were expensed as incurred.

Upon formation of the Funds, the Company sold and issued to the Adviser 10,008 shares of common stock (one share each of the TCW Galileo Convertible Securi-ties Fund, the TCW Galileo Aggressive Growth Equities Fund, the TCW Galileo Small Cap Growth Fund, and the TCW Galileo Value Opportunities Fund, and 2,000 shares each of the other two funds, collectively the "Initial Shares"). In the event the Adviser redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organiza-tion costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemp-tion.

Allocation of Operating Activity: Investment income, common expenses and real-ized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations. All other expenses are charged to each Fund as incurred on a specific identification basis.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by di-viding the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard Time.

Dividends and Distributions: The TCW Galileo Convertible Securities Fund de-clares and pays, or reinvests, dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net invest-ment income annually. Distribution of any net long-term and net short-term cap-ital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign cur-rency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

  TCW GALILEO FUNDS, INC.

--------------------------------------------------------------------------------
  U.S. Equities
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 3 -- Federal Income Taxes

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 1999, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

                            TCW Galileo        TCW Galileo        TCW Galileo
                         Aggressive Growth     Convertible     Earnings Momentum
                           Equities Fund     Securities Fund         Fund
                         ----------------- ------------------- -----------------
Unrealized Appreciation    $ 85,350,870        $ 4,563,911       $  8,326,044
Unrealized
 (Depreciation)              (2,140,617)        (1,621,380)        (1,840,046)
                           ------------        -----------       ------------
Net Unrealized
 Appreciation              $ 83,210,253        $ 2,942,531       $  6,485,998
                           ============        ===========       ============
Cost of Investments for
 Federal Income Tax
 Purposes                  $104,167,540        $40,373,223       $ 26,130,913
                           ============        ===========       ============
                            TCW Galileo        TCW Galileo        TCW Galileo
                         Large Cap Growth    Large Cap Value    Select Equities
                               Fund               Fund               Fund
                         ----------------- ------------------- -----------------
Unrealized Appreciation    $  4,964,991        $ 9,124,772       $ 80,866,993
Unrealized
 (Depreciation)                (325,125)          (974,097)        (9,504,043)
                           ------------        -----------       ------------
Net Unrealized
 Appreciation              $  4,639,866        $ 8,150,675       $ 71,362,950
                           ============        ===========       ============
Cost of Investments for
 Federal Income Tax
 Purposes                  $ 17,939,729        $72,509,296       $202,126,079
                           ============        ===========       ============
                            TCW Galileo        TCW Galileo
                         Small Cap Growth  Value Opportunities
                               Fund               Fund
                         ----------------- -------------------
Unrealized Appreciation    $ 77,411,701        $ 3,739,448
Unrealized
 (Depreciation)              (3,657,215)        (2,901,541)
                           ------------        -----------
Net Unrealized
 Appreciation              $ 73,754,486        $   837,907
                           ============        ===========
Cost of Investments for
 Federal Income Tax
 Purposes                  $137,100,563        $26,656,615
                           ============        ===========

At April 30, 1999, the following Funds had net realized loss carryforwards for federal income tax purposes (in thousands):

                                         Expiring in 2006
                                         ----------------
   TCW Galileo Large Cap Value Fund            $ 11
   TCW Galileo Value Opportunities Fund         526

Note 4 -- Investment Advisory and Accounting Service Fees

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:

   TCW Galileo Aggressive Growth Equities Fund  1.00%
   TCW Galileo Convertible Securities Fund      0.75%
   TCW Galileo Earnings Momentum Fund           1.00%
   TCW Galileo Large Cap Growth Fund            0.55%
   TCW Galileo Large Cap Value Fund             0.55%
   TCW Galileo Select Equities Fund             0.75%
   TCW Galileo Small Cap Growth Fund            1.00%
   TCW Galileo Value Opportunities Fund         0.80%

42

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 4 -- Investment Advisory and Accounting Service Fees (continued)

For the period November 1, 1998 through February 28, 1999, when the Adviser was the administrator of the Funds, each equity Fund reimbursed the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year.

The ordinary operating expenses of the TCW Galileo Convertible Securities Fund, the TCW Galileo Large Cap Growth Fund, The TCW Galileo Large Cap Value Fund and the TCW Galileo Value Opportunities Fund were limited to 1.05%, 0.91%, 0.55% and 1.36%, respectively, of each Fund's daily net assets until March 15, 1999. Effective March 15, 1999, the ordinary operating expenses for all Funds are limited to the average total expense ratio as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is sub-ject to change on a monthly basis. At April 30, 1999, the ordinary operating expenses of the TCW Galileo Aggressive Growth Equities Fund, the TCW Galileo Convertible Securities Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Large Cap Growth Fund, the TCW Large Cap Value Fund, the TCW Select Eq-uities Fund, the TCW Small Cap Growth Fund and the TCW Galileo Value Opportuni-ties Fund were limited to 1.40%, 1.51%, 1.50%, 1.46%, 1.46%, 1.46%, 1.50% and
1.46%, respectively, of each Fund's daily net assets.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.

Note 5 -- Distribution Plan

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services. Distribution fees for the period March 1, 1999 (Commencement of offering of Advisory Class shares) were less than $1,000 for each Fund and as a result, are not disclosed in the State-ments of Operations.


Note 6 -- Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 1999, were as follows:

                      TCW Galileo        TCW Galileo        TCW Galileo
                   Aggressive Growth     Convertible     Earnings Momentum
                     Equities Fund     Securities Fund         Fund
                   ----------------- ------------------- -----------------
Purchases at Cost     $35,200,533        $38,284,760        $20,832,852
                      ===========        ===========        ===========
Sales Proceeds        $53,527,411        $30,334,858        $27,886,503
                      ===========        ===========        ===========
                      TCW Galileo        TCW Galileo        TCW Galileo
                   Large Cap Growth    Large Cap Value    Select Equities
                         Fund               Fund               Fund
                   ----------------- ------------------- -----------------
Purchases at Cost     $13,716,875        $67,568,985        $64,973,115
                      ===========        ===========        ===========
Sales Proceeds        $ 4,322,229        $ 9,274,582        $61,962,177
                      ===========        ===========        ===========
                      TCW Galileo        TCW Galileo
                   Small Cap Growth  Value Opportunities
                         Fund               Fund
                   ----------------- -------------------
Purchases at Cost     $62,286,284        $12,668,129
                      ===========        ===========
Sales Proceeds        $52,817,089        $17,826,413
                      ===========        ===========

  TCW GALILEO FUNDS, INC.

--------------------------------------------------------------------------------
  U.S. Equities
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


There were no purchases or sales of U.S. Government Securities for the six months ended April 30, 1999.

Note 7 -- Capital Share Transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transaction in each Fund's shares were as follows:

TCW Galileo Aggressive       Six Months Ended
Growth Equities Fund          April 30, 1999               Year Ended
                                (Unaudited)             October 31, 1998
                         -------------------------- --------------------------
Institutional Class                      Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold               1,283,166     $ 20,917     1,103,927     $ 12,278
Shares Issued Upon
 Reinvestment
 of Dividends               897,111       11,286            --           --
Shares Redeemed          (2,206,459)     (36,424)   (8,075,267)     (82,994)
                         ----------     --------    ----------     --------
Net (Decrease)              (26,182)    $ (4,221)   (6,971,340)    $(70,716)
                         ==========     ========    ==========     ========
TCW Galileo Aggressive         Period Ended
Growth Equities Fund        April 30, 1999(/1/)
                                (Unaudited)
                         --------------------------
Advisory Class                           Amount
                           Shares    (in thousands)
                         ----------  --------------
Shares Sold                  55,603     $  1,031
Shares Redeemed              (8,443)        (150)
                         ----------     --------
Net Increase                 47,160     $    881
                         ==========     ========

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999.

TCW Galileo Convertible      Six Months Ended
Securities Fund               April 30, 1999               Year Ended
Institutional Class             (Unaudited)             October 31, 1998
                         -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold               1,908,885     $ 20,777       703,651     $  7,530
Shares Issued Upon
 Reinvestment
 of Dividends               219,802        2,326       259,441        2,773
Shares Redeemed          (1,137,123)     (13,191)   (1,596,336)     (17,755)
                         ----------     --------    ----------     --------
Net Increase (Decrease)     991,564     $  9,912      (633,244)    $ (7,452)
                         ==========     ========    ==========     ========

44

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 7 -- Capital Share Transactions (continued)

TCW Galileo Earnings       Six Months Ended
Momentum Fund               April 30, 1999              Year Ended
                             (Unaudited)             October 31, 1998
                       ------------------------- --------------------------
Institutional Class                   Amount                     Amount
                        Shares    (in thousands)   Shares    (in thousands)
                       ---------  -------------- ----------  --------------
Shares Sold              110,213     $ 1,249        106,293     $  1,100
Shares Issued Upon
 Reinvestment of
 Dividends               132,981       1,471        517,955        6,240
Shares Redeemed         (825,271)     (9,408)    (4,894,267)     (62,654)
                       ---------     -------     ----------     --------
Net (Decrease)          (582,077)    $(6,688)    (4,270,019)    $(55,314)
                       =========     =======     ==========     ========
TCW Galileo Large Cap                                  June 3, 1998
Growth Fund                Six Months Ended          (Commencement of
Institutional Class         April 30, 1999          Operations) through
                             (Unaudited)             October 31, 1998
                       ------------------------- --------------------------
                                      Amount                     Amount
                        Shares    (in thousands)   Shares    (in thousands)
                       ---------  -------------- ----------  --------------
Shares Issued Upon
 Exchange of Limited
 Partnership
 Interests                    --     $    --        721,349     $  7,213
Shares Sold              855,950      12,099         17,315          201
Shares Issued Upon
 Reinvestment of
 Dividends                36,640         439             --           --
Shares Redeemed         (186,949)     (2,800)       (40,782)        (408)
                       ---------     -------     ----------     --------
Net Increase             705,641     $ 9,738        697,882     $  7,006
                       =========     =======     ==========     ========
TCW Galileo Large Cap        Period Ended
Growth Fund Advisory     April 30, 1999(/1/)
Class                        (Unaudited)
                       -------------------------
                                      Amount
                        Shares    (in thousands)
                       ---------  --------------
Shares Sold                  751     $    11
                       ---------     -------
Net Increase                 751     $    11
                       =========     =======

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999.

TCW Galileo Large Cap                                  June 3, 1998
Value Fund                 Six Months Ended          (Commencement of
Institutional Class         April 30, 1999          Operations) through
                             (Unaudited)             October 31, 1998
                       ------------------------- --------------------------
                                      Amount                     Amount
                        Shares    (in thousands)   Shares    (in thousands)
                       ---------  -------------- ----------  --------------
Shares Issued Upon
 Exchange of Limited
 Partnership
 Interests                    --     $    --        815,447     $  8,154
Shares Sold            5,715,426      64,255        224,593        2,280
Shares Issued Upon
 Reinvestment
 of Dividends              2,910          30             --           --
Shares Redeemed         (324,489)     (3,686)      (298,415)      (2,838)
                       ---------     -------     ----------     --------
Net Increase           5,393,847     $60,599        741,625     $  7,596
                       =========     =======     ==========     ========

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 7 -- Capital Share Transactions (continued)

TCW Galileo Large Cap          Period Ended
Value Fund Advisory        April 30, 1999 (/1/)
Class                           (Unaudited)
                         --------------------------
                                         Amount
                           Shares    (in thousands)
                         ----------  --------------
Shares Sold                   2,343     $     29
                         ----------     --------
Net Increase                  2,343     $     29
                         ==========     ========

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999.

TCW Galileo Select           Six Months Ended
Equities Fund                 April 30, 1999               Year Ended
Institutional Class             (Unaudited)             October 31, 1998
                         -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold               3,631,864     $ 66,146     5,447,733     $ 85,536
Shares Issued Upon
 Reinvestment
 of Dividends             1,613,101       24,632     2,586,870       35,957
Shares Redeemed          (2,973,507)     (53,315)   (5,179,280)     (86,652)
                         ----------     --------    ----------     --------
Net Increase              2,271,458     $ 37,463     2,855,323     $ 34,841
                         ==========     ========    ==========     ========
TCW Galileo Select             Period Ended
Equities Fund              April 30, 1999 (/1/)
Advisory Class                  (Unaudited)
                         --------------------------
                                         Amount
                           Shares    (in thousands)
                         ----------  --------------
Shares Sold                 106,726     $  2,030
Shares Redeemed              (7,452)        (145)
                         ----------     --------
Net Increase                 99,274     $  1,885
                         ==========     ========

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999.

TCW Galileo Small Cap        Six Months Ended
Growth Fund                   April 30, 1999               Year Ended
Institutional Class             (Unaudited)             October 31, 1998
                         -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold               1,648,927     $ 35,071     2,331,443     $ 43,092
Shares Issued Upon
 Reinvestment
 of Dividends               100,650        1,878       522,318        8,940
Shares Redeemed          (1,377,918)     (30,156)   (3,533,964)     (64,632)
                         ----------     --------    ----------     --------
Net Increase (Decrease)     371,659     $  6,793      (680,203)    $(12,600)
                         ==========     ========    ==========     ========

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

Note 7 -- Capital Share Transactions (continued)

TCW Galileo
Small Cap         Period Ended
Growth Fund   April 30, 1999 (/1/)
Advisory           (Unaudited)
Class         ---------------------
                         Amount
              Shares (in thousands)
              ------ --------------
Shares Sold   1,714       $39
              -----       ---
Net Increase  1,714       $39
              =====       ===

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999.

TCW Galileo Value                                        November 3, 1997
Opportunities Fund             Six Months Ended          (Commencement of
Institutional Class              April 30, 1999         Operations) through
                                  (Unaudited)            October 31, 1998
                            ------------------------ --------------------------
                                          Amount                     Amount
                             Shares   (in thousands)   Shares    (in thousands)
                            --------  -------------- ----------  --------------
Shares Issued Upon
 Exchange of Limited
 Partnership Interests            --     $    --      2,356,794     $ 23,568
Shares Sold                   55,188         551      2,590,325       26,409
Shares Issued Upon
 Reinvestment of Dividends        --          --          3,727           37
Shares Redeemed             (647,299)     (6,510)    (1,851,395)     (17,965)
                            --------     -------     ----------     --------
Net Increase (Decrease)     (592,111)    $(5,959)     3,099,451     $ 32,049
                            ========     =======     ==========     ========

Note 8 -- Restricted Securities

The following restricted securities held by the Funds as of April 30, 1999, were valued both at the date of acquisition and April 30, 1999, in accordance with the security valuation policy of the Funds described in Note 2. The re-stricted securities include securities purchased in private placement transac-tions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately ne-gotiated transaction with a limited number of purchasers or in a public offer-ing registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 8 -- Restricted Securities (continued)

TCW Galileo Convertible Securities Fund:

 Principal
 Amount or
 Number of                                              Date of
   Shares                Investment                   Acquisition       Cost
 ---------- ------------------------------------   ----------------- ----------
 $  110,000 Action Performance Companies, Inc.,        03/19/98      $  110,000
            (144A), 4.75%, due 04/01/05
    140,000 Adaptec, Inc., (144A), 4.75%, due          01/28/97         140,000
            02/01/04
    230,000 Assisted Living Concepts, Inc.,            04/07/98         225,449
            (144A), 5.625%, due 05/01/03
    420,000 Athena Neurosciences, Inc.,                11/05/97         420,000
            Exchangeable Elan Corp. PLC,
            (Ireland), (144A), 4.75%, due
            11/15/04
    525,000 Bell Atlantic Financial Services,          08/06/98         535,305
            Exchangeable Cable and Wireless Co.,
            (144A), 4.25%, due 09/15/05
     60,000 Centocor, Inc., (144A), 4.75%, due         02/13/98          60,000
            02/15/05
  1,985,000 Citrix System, Inc., (144A),           03/16/99-04/21/99    699,590
            0%, due 03/22/19
    255,000 Comverse Technology, Inc., (144A),         06/25/98         237,480
            4.5%, due 07/01/05
    390,000 Concentra Managed Care, Inc.,              04/08/97         390,500
            (144A), 4.5%, due 03/15/03
    200,000 Costco Companies, Inc., (144A),            08/14/97         105,963
            0%, due 08/19/17
  2,505,000 Elan Corp. PLC, (Ireland), (144A),     12/08/98-04/29/99  1,446,227
            0%, due 12/14/18
    420,000 LSI Logic Corp., (144A),                   03/16/99         420,000
            4.25%, due 03/15/04
    150,000 Magna International, Inc., (Canada),       02/10/98         150,000
            (144A), 4.875%, due 02/15/05
    495,000 Network Associates, Inc., (144A),          02/10/98         204,892
            0%, due 02/13/18
    315,000 Omnicare, Inc., (144A), 5%, due        12/04/97-04/27/99    315,000
            12/01/07
    190,000 QuadraMed Corp., (144A), 5.25%, due        04/28/98         190,000
            05/01/05
    290,000 Rite Aid Corp., (144A), 5.25%, due         04/23/96         290,000
            09/15/02
    415,000 Security Capital Group, Inc.,              11/02/98         333,262
            (144A),
            2.5%, due 05/22/03
  1,585,000 Sepracor, Inc., (144A), 7%, due            02/05/98       1,687,735
            12/15/05
  2,635,000 Solectron Corp., (144A), 0%, due           01/21/99       1,232,316
            01/27/19
    640,000 Total Renal Care Holdings, Inc.,       03/04/99-03/12/99    438,701
            (144A),
            7%, due 05/15/09
    180,000 Tower Automotive, Inc., (144A), 5%,        07/24/97         180,000
            due 08/01/04
      6,100 Union Pacific Capital Trust, (144A),       03/27/98         309,500
            $3.13 Convertible Preferred
     11,400 United Rentals, Inc., (144A), $3.25    07/30/98-04/16/99    434,950
            Convertible Preferred

The total value of restricted securities is $10,631,748, which represents 25.1% of net assets of the Fund at April 30, 1999.
48

  TCW Galileo Aggressive Growth Equities Fund
--------------------------------------------------------------------------------
  Institutional Class
Financial Highlights

                                                                  June 3, 1996
                                                                  (Commencement
                                                                       of
                           Six Months           Year Ended         Operations)
                             Ended             October 31,           through
                         April 30, 1999      ------------------    October 31,
                          (Unaudited)         1998       1997         1996
                         --------------      -------   --------   -------------
Net Asset Value per
 Share,
 Beginning of Period        $  11.35         $  9.40   $   9.19      $ 10.00
                            --------         -------   --------      -------
Income (Loss) from
 Investment Operations:
 Net Investment (Loss)         (0.07)          (0.11)     (0.08)       (0.03)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments               10.42            2.06       0.29        (0.78)
                            --------         -------   --------      -------
  Total from Investment
   Operations                  10.35            1.95       0.21        (0.81)
                            --------         -------   --------      -------
Less Distributions:
 Distributions from Net
  Realized Gains               (1.60)             --         --           --
                            --------         -------   --------      -------
Net Asset Value per
 Share, End of Period       $  20.10         $ 11.35   $   9.40      $  9.19
                            ========         =======   ========      =======
Total Return                   99.69% (/2/)    20.74%      2.28%       (8.10)% (/1/)
Ratios/Supplemental
 Data:
Net Assets, End of
 Period (in thousands)      $149,807         $84,904   $135,850      $92,430
Ratio of Expenses to
 Average Net Assets             1.14% (/3/)     1.17%      1.12%        1.20% (/3/)(/4/)
Ratio of Net Investment
 (Loss) to Average Net
 Assets                        (0.85)% (/3/)   (1.03)%    (0.86)%      (0.80)% (/3/)
Portfolio Turnover Rate        29.47% (/2/)    55.36%     50.45%       19.19% (/1/)

(1) For the period June 3, 1996 (Commencement of operations) through October 31, 1996 and not indicative of a full year's operating results.
(2) For the six months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets through December 31, 1996. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.27% for the period June 3, 1996 (Commencement of operations) through Oc-tober 31, 1996.
                                                                            49

See accompanying notes to financial statements.

  TCW Galileo Aggressive Growth Equities Fund

--------------------------------------------------------------------------------
  Advisory Class
Financial Highlights

                                                       March 1, 1999
                                                          through
                                                       April 30, 1999
                                                        (Unaudited)
                                                       --------------

Net Asset Value per Share, Beginning of Period             $16.07
                                                           ------

Income (Loss) from Investment Operations:

 Net Investment (Loss)                                      (0.01)

 Net Realized and Unrealized Gain on Investments             4.03
                                                           ------

  Total from Investment Operations                           4.02
                                                           ------

Net Asset Value per Share, End of Period                   $20.09
                                                           ======

Total Return                                                25.02% (/1/)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                   $  947

Ratio of Net Expenses to Average Net Assets                  1.40% (/2/)(/3/)

Ratios of Net Investment (Loss) to Average Net Assets       (0.80)% (/2/)

Portfolio Turnover Rate                                     29.47% (/1/)

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999 and not indicative of a full year's operat-ing results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund as disclosed in Note 4 in the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.43% for the period ended April 30, 1999.
50

See accompanying notes to financial statements.

  TCW Galileo Convertible Securities Fund
--------------------------------------------------------------------------------
Financial Highlights

                                                                January 2, 1997
                           Six Months                           (Commencement of
                             Ended                                Operations)
                         April 30, 1999        Year Ended           through
                          (Unaudited)       October 31, 1998    October 31, 1997
                         --------------     ----------------    ----------------
Net Asset Value per
 Share,
 Beginning of Period        $ 10.53             $ 11.41             $ 10.00
                            -------             -------             -------
Income (Loss) from
 Investment Operations:
 Net Investment Income         0.21                0.37                0.31
 Net Realized and
  Unrealized Gain (Loss)
  on Investments               1.71               (0.08)               1.43
                            -------             -------             -------
  Total from Investment
   Operations                  1.92                0.29                1.74
                            -------             -------             -------
Less Distributions:
 Distributions from Net
  Investment Income           (0.16)              (0.37)              (0.33)
 Distributions in Excess
  of Net
  Investment Income              --               (0.05)                 --
 Distributions from Net
  Realized Gains              (0.50)              (0.75)                 --
                            -------             -------             -------
  Total Distributions         (0.66)              (1.17)              (0.33)
                            -------             -------             -------
Net Asset Value per
 Share, End of Period       $ 11.79             $ 10.53             $ 11.41
                            =======             =======             =======
Total Return                  19.00% (/2/)         2.69%              17.66% (/1/)
Ratios/Supplemental
 Data:
Net Assets, End of
 Period (in thousands)      $42,346             $27,388             $36,890
Ratio of Expenses to
 Average Net Assets            1.08% (/3/)         1.05% (/4/)         0.95% (/3/)(/4/)
Ratio of Net Investment
 Income to Average Net
 Assets                        3.54% (/3/)         3.34%               3.54% (/3/)
Portfolio Turnover Rate       79.33% (/2/)       139.65%             141.43% (/1/)

(1) For the period January 2, 1997 (Commencement of operations) through October 31, 1997 and not indicative of a full year's operating results.
(2) For the six months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.95% of net assets through October 31, 1997 and 1.05% of net assets through March 15, 1999. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.51% for the period January 2, 1997 (Commencement of operations) through October 31, 1997 and 1.16% for the year ended October 31, 1998.
                                                                            51

See accompanying notes to financial statements.

  TCW Galileo Earnings Momentum Fund

--------------------------------------------------------------------------------
Financial Highlights

                                                                            November 1, 1994
                                                                            (Commencement of
                           Six Months                                         Operations)
                             Ended            Year Ended October 31,            through
                         April 30, 1999      ----------------------------     October 31,
                          (Unaudited)         1998       1997      1996           1995
                         --------------      -------   --------   -------   ----------------
Net Asset Value per
 Share, Beginning of
 Period                     $ 10.56          $ 13.87   $  13.01   $ 11.47       $ 10.00
                            -------          -------   --------   -------       -------
Income (Loss) from
 Investment Operations:
 Net Investment (Loss)        (0.26)           (0.14)     (0.12)    (0.11)        (0.03)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments               1.69            (2.20)      1.98      1.72          1.51
                            -------          -------   --------   -------       -------
  Total from Investment
   Operations                  1.43            (2.34)      1.86      1.61          1.48
                            -------          -------   --------   -------       -------
Less Distributions:
 Distributions in Excess
  of Net Investment
  Income                         --               --         --        --         (0.01)
 Distributions from Net
  Realized Gains              (0.54)           (0.97)     (1.00)    (0.07)           --
                            -------          -------   --------   -------       -------
  Total Distributions         (0.54)           (0.97)     (1.00)    (0.07)        (0.01)
                            -------          -------   --------   -------       -------
Net Asset Value per
 Share,
 End of Period              $ 11.45          $ 10.56   $  13.87   $ 13.01       $ 11.47
                            =======          =======   ========   =======       =======
Total Return                  13.77% (/1/)    (17.76)%    15.53%    13.99%        14.76%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period (in thousands)      $28,352          $32,299   $101,667   $77,994       $63,411
Ratio of Expenses to
 Average Net Assets            1.43% (/2/)      1.27%      1.17%     1.13%         1.14% (/3/)
Ratio of Net Investment
 (Loss) to Average Net
 Assets                       (1.29)% (/2/)    (1.10)%    (0.96)%   (0.82)%       (0.28)%
Portfolio Turnover Rate       64.50% (/1/)     51.25%     93.06%    99.03%        85.91%

(1) For the six months ended April 30, 1999 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.14% of net assets through December 31, 1995. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.14% for the year ended October 31, 1996 and November 1, 1994 (Commencement of operations) through October 31, 1995.
52

See accompanying notes to financial statements.

  TCW Galileo Large Cap Growth Fund
--------------------------------------------------------------------------------
  Institutional Class
Financial Highlights

                                                          June 3, 1998
                                  Six Months            (Commencement of
                                    Ended                 Operations)
                                April 30, 1999              through
                                 (Unaudited)            October 31, 1998
                                --------------          ----------------
Net Asset Value per Share,
 Beginning of Period               $ 11.18                   $10.00
                                   -------                   ------
Income (Loss) from Investment
 Operations:
 Net Investment (Loss)               (0.01)                     --
 Net Realized and Unrealized
  Gain on Investments                 4.12                     1.18
                                   -------                   ------
  Total from Investment
   Operations                         4.11                     1.18
                                   -------                   ------
Less Distributions:
 Distributions from Net
  Realized Gains                     (0.51)                     --
                                   -------                   ------
Net Asset Value per Share, End
 of Period                         $ 14.78                   $11.18
                                   =======                   ======
Total Return                         37.81% (/2/)             11.80% (/1/)
Ratios/Supplemental Data:
Net Assets, End of Period (in
 thousands)                        $20,744                   $7,800
Ratio of Expenses to Average
 Net Assets                           1.10% (/3/)(/4/)         0.91% (/3/)(/4/)
Ratio of Net Investment (Loss)
 to Average Net Assets               (0.34)% (/3/)            (0.07)% (/3/)
Portfolio Turnover Rate              31.35% (/2/)             50.76% (/1/)

(1) For the period June 3, 1998 (Commencement of operations) through October 31, 1998 and not indicative of a full year's operating results.
(2) For the six months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 4 of the Notes to the Financial Statements. Had such actions not been taken, to-tal annualized operating expenses, as a percentage of average net assets, would have been 1.35% for the six months ended April 30, 1999 and 2.53% for the period June 3, 1998 (Commencement of operations) through October 31, 1998.
                                                                            53

See accompanying notes to financial statements.

  TCW Galileo Large Cap Growth Fund

--------------------------------------------------------------------------------
  Advisory Class
Financial Highlights

                                                      March 1, 1999
                                                         through
                                                      April 30, 1999
                                                       (Unaudited)
                                                      --------------

Net Asset Value per Share, Beginning of Period            $13.70
                                                          ------

Income (Loss) from Investment Operations:

 Net Investment (Loss)                                     (0.01)

 Net Realized and Unrealized Gain on Investments            1.09
                                                          ------

  Total from Investment Operations                          1.08
                                                          ------

Net Asset Value per Share, End of Period                  $14.78

                                                          ======

Total Return                                                7.88% (/1/)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                  $   11

Ratio of Net Expenses to Average Net Assets                 1.32% (/2/)(/3/)

Ratio of Net Investment (Loss) to Average Net Assets       (0.82)% (/2/)

Portfolio Turnover Rate                                    31.35% (/1/)

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999 and not indicative of a full year's operat-ing results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or pay the operating expenses of the Fund as disclosed in Note 4 of the Notes to the Financial Statements. Had such action not been taken, total annualized op-erating expenses, as a percentage of average net assets, would have been 1.43% for the period ended April 30, 1999.
54

See accompanying notes to financial statements.

  TCW Galileo Large Cap Value Fund
--------------------------------------------------------------------------------
  Institutional Class
Financial Highlights

                                                          June 3, 1998
                                  Six Months            (Commencement of
                                    Ended                 Operations)
                                April 30, 1999              through
                                 (Unaudited)            October 31, 1998
                                --------------          ----------------
Net Asset Value per Share,
 Beginning of Period               $ 10.12                   $10.00
                                   -------                   ------
Income from Investment
 Operations:

 Net Investment Income                0.02                     0.04

 Net Realized and Unrealized
  Gain on Investments                 2.44                     0.08
                                   -------                   ------
  Total from Investment
   Operations                         2.46                     0.12
                                   -------                   ------
Less Distributions:

 Distributions from Net
  Investment Income                  (0.05)                      --
                                   -------                   ------
Net Asset Value per Share, End
 of Period                         $ 12.53                   $10.12
                                   =======                   ======
Total Return                         24.35% (/2/)              1.20% (/1/)
Ratios/Supplemental Data:

Net Assets, End of Period (in
 thousands)                        $76,873                   $7,505

Ratio of Net Expenses to
 Average Net Assets                   0.83% (/3/)(/4/)         0.55% (/3/)(/4/)

Ratio of Net Investment Income
 to Average Net Assets                0.75% (/3/)              1.04% (/3/)

Portfolio Turnover Rate              25.93% (/2/)             83.84% (/1/)

(1) For the period June 3, 1998 (Commencement of operations) through October 31, 1998 and not indicative of a full year's operating results.
(2) For the six months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 4 of the Notes to the Financial Statements. Had such actions not been taken, to-tal annualized operating expenses, as a percentage of average net assets, would have been 0.91% for the six months ended April 30, 1999 and 2.48% for the period June 3, 1998 (Commencement of operations) through October 31, 1998.
                                                                            55

See accompanying notes to financial statements.

  TCW Galileo Large Cap Value Fund

--------------------------------------------------------------------------------
  Advisory Class
Financial Highlights

                                                      March 1, 1999
                                                         through
                                                      April 30, 1999
                                                       (Unaudited)
                                                      --------------
Net Asset Value per Share, Beginning of Period            $11.07
                                                          ------
Income from Investment Operations:

 Net Realized and Unrealized Gain on Investments            1.45
                                                          ------
Net Asset Value per Share, End of Period                  $12.52
                                                          ======
Total Return                                               13.10% (/1/)
Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                  $   30

Ratio of Net Expenses to Average Net Assets                 0.97% (/2/)(/3/)

Ratio of Net Investment Income to Average Net Assets        0.54% (/3/)

Portfolio Turnover Rate                                    25.93% (/1/)

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999 and not indicative of a full year's operat-ing results.
(2) Annualized.
(3) The Investment Adviser had voluntarily agreed to reduce its fee, or pay the operating expenses of the Fund as disclosed in Note 4 of the Notes of the Financial Statements. Had such action not been taken, total annualized op-erating expenses, as a percentage of average net assets, would have been 1.07% for the period ended April 30, 1999.
56

See accompanying notes to financial statements.

  TCW Galileo Select Equities Fund
--------------------------------------------------------------------------------
  Institutional Class
Financial Highlights

                           Six Months                                                 Ten Months
                             Ended                 Year Ended October 31,                Ended
                         April 30, 1999      ---------------------------------------  October 31,
                          (Unaudited)          1998       1997      1996      1995       1994
                         --------------      --------   --------  --------  --------  -----------
Net Asset Value per
 Share, Beginning of
 Period                     $  16.89         $  19.29   $  15.93  $  13.69  $  11.57   $  11.81
                            --------         --------   --------  --------  --------   --------
Income (Loss) from
 Investment Operations:
 Net Investment Income
  (Loss)                       (0.03)           (0.02)      0.01      0.11      0.06       0.04
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                4.47             3.38       3.57      2.18      2.11      (0.28)
                            --------         --------   --------  --------  --------   --------
  Total from Investment
   Operations                   4.44             3.36       3.58      2.29      2.17      (0.24)
                            --------         --------   --------  --------  --------   --------
Less Distributions:
 Distributions from Net
  Investment Income               --               --      (0.02)    (0.05)    (0.05)        --
 Distributions from Net
  Realized Gains               (2.45)           (5.76)     (0.20)       --        --         --
                            --------         --------   --------  --------  --------   --------
  Total Distributions          (2.45)           (5.76)     (0.22)    (0.05)    (0.05)        --
                            --------         --------   --------  --------  --------   --------
Net Asset Value per
 Share, End of Period       $  18.88         $  16.89   $  19.29  $  15.93  $  13.69   $  11.57
                            ========         ========   ========  ========  ========   ========
Total Return                   29.69% (/2/)     23.83%     22.68%    16.79%    18.85%     (2.03)% (/1/)
Ratios/Supplemental
 Data:
Net Assets, End of
 Period (in thousands)      $249,562         $184,865   $156,113  $231,302  $197,721   $136,122
Ratio of Expenses to
 Average Net Assets             0.85% (/3/)      0.86%      0.83%     0.82%     0.85%      0.91% (/3/)
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets            (0.44)% (/3/)    (0.14)%     0.08%     0.18%     0.48%      0.44% (/3/)
Portfolio Turnover Rate        28.86% (/2/)    103.51%     39.22%    39.58%    53.77%     23.53% (/1/)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the six months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
                                                                            57

See accompanying notes to financial statements.

  TCW Galileo Select Equities Fund

--------------------------------------------------------------------------------
  Advisory Class
Financial Highlights

                                                      March 1, 1999
                                                         through
                                                      April 30, 1999
                                                       (Unaudited)
                                                      --------------
Net Asset Value per Share, Beginning of Period            $17.62
                                                          ------
Income (Loss) from Investment Operations:

 Net Investment (Loss)                                     (0.01)

 Net Realized and Unrealized Gain on Investments            1.27
                                                          ------
  Total from Investment Operations                          1.26
                                                          ------
Net Asset Value per Share, End of Period                  $18.88
                                                          ======
Total Return                                                7.15% (/1/)
Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                  $1,874

Ratio of Expenses to Average Net Assets                     1.14% (/2/)

Ratio of Net Investment (Loss) to Average Net Assets       (0.74)% (/2/)

Portfolio Turnover Rate                                    28.86% (/1/)

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999 and not indicative of a full year's operat-ing results.
(2) Annualized.
58

See accompanying notes to financial statements.

  TCW Galileo Small Cap Growth Fund
--------------------------------------------------------------------------------
  Institutional Class
Financial Highlights

                                                                                             March 1, 1994
                                                                                             (Commencement
                                                                                                  of
                           Six Months                                                         Operations)
                             Ended                 Year Ended October 31,                       through
                         April 30, 1999      ----------------------------------------         October 31,
                          (Unaudited)          1998       1997       1996      1995              1994
                         --------------      --------   --------   --------   -------        -------------
Net Asset Value
 per Share,
 Beginning of Period        $  16.48         $  18.74   $  17.17   $  13.53   $  9.39           $ 10.00
                            --------         --------   --------   --------   -------           -------
Income (Loss) from
 Investment Operations:
 Net Investment (Loss)         (0.06)           (0.18)     (0.15)     (0.13)    (0.07)            (0.04)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                6.90            (0.90)      1.91       4.08      4.72             (0.57)
                            --------         --------   --------   --------   -------           -------
  Total from Investment
   Operations                   6.84            (1.08)      1.76       3.95      4.65             (0.61)
                            --------         --------   --------   --------   -------           -------
Less Distributions:
 Distributions from Net
  Investment Income               --               --         --      (0.01)       --                --
 Distributions from Net
  Realized Gains               (0.27)           (1.18)     (0.19)     (0.30)    (0.51)               --
                            --------         --------   --------   --------   -------           -------
  Total Distributions          (0.27)           (1.18)     (0.19)     (0.31)    (0.51)               --
                            --------         --------   --------   --------   -------           -------
Net Asset Value per
 Share, End of Period       $  23.05         $  16.48   $  18.74   $  17.17   $ 13.53           $  9.39
                            ========         ========   ========   ========   =======           =======
Total Return                   41.87% (/2/)     (5.98)%    10.38%     29.73%    49.89%            (6.10)% (/1/)
Ratios/Supplemental Data:
Net Assets, End of
 Period (in thousands)      $170,895         $116,050   $144,756   $132,444   $66,056           $51,089
Ratio of Expenses to
 Average Net Assets             1.14% (/3/)      1.13%      1.14%      1.14%     1.21% (/4/)       1.09% (/3/)(/4/)
Ratio of Net Investment
 (Loss) to Average
 Net Assets                    (0.92)% (/3/)    (0.95)%    (0.89)%    (0.76)%   (0.61)%           (0.59)% (/3/)
Portfolio Turnover Rate        37.41% (/2/)     63.67%     60.52%     45.43%    89.73%            88.63% (/1/)

(1) For the period March 1, 1994 (Commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.
(2) For the six months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.09% of net assets through December 31, 1996. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.24% for the period ended October 31, 1995 and 1.39% for the period March 1, 1994 (commencement of operations) through October 31, 1994.
                                                                            59

See accompanying notes to financial statements.

  TCW Galileo Small Cap Growth Fund

--------------------------------------------------------------------------------
  Advisory Class
Financial Highlights

                                                       March 1, 1999
                                                          through
                                                       April 30, 1999
                                                        (Unaudited)
                                                       --------------
Net Asset Value per Share, Beginning of Period             $20.62
                                                           ------
Income (Loss) from Investment Operations:

 Net Investment (Loss)                                      (0.01)

 Net Realized and Unrealized Gain on Investments             2.42
                                                           ------
  Total from Investment Operations                           2.41
                                                           ------
Net Asset Value per Share, End of Period                   $23.03
                                                           ======
Total Return                                                11.69% (/1/)
Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                   $   39

Ratio of Net Expenses to Average Net Assets                  1.42% (/2/)(/3/)

Ratios of Net Investment (Loss) to Average Net Assets       (1.18)% (/2/)

Portfolio Turnover Rate                                     37.41% (/1/)

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999 and not indicative of a full year's operat-ing results.
(2) Annualized.
(3) The Investment Adviser had voluntarily agreed to reduce its fee, or pay the operating expenses of the Fund as disclosed in Note 4 of the Notes to the Financial Statements. Had such action not been taken, total annualized op-erating expenses, as a percentage of net assets, would have been 1.53% for the period ended April 30, 1999.
60

See accompanying notes to financial statements.

  TCW Galileo Value Opportunities Fund
--------------------------------------------------------------------------------
Financial Highlights

                                                           November 3, 1997
                                         Six Months        (Commencement of
                                           Ended             Operations)
                                       April 30, 1999          through
                                        (Unaudited)        October 31, 1998
                                       --------------      ----------------
Net Asset Value per Share, Beginning
 of Period                                $  9.24              $ 10.00
                                          -------              -------
Income (Loss) from Investment
 Operations:

 Net Investment (Loss)                      (0.01)                 --

 Net Realized and Unrealized Gain
  (Loss) on Investments                      1.65                (0.75)
                                          -------              -------
  Total from Investment Operations           1.64                (0.75)
                                          -------              -------
Less Distributions:

 Distributions in Excess of Net
  Investment Income                           --                 (0.01)
                                          -------              -------
Net Asset Value per Share, End of
 Period                                   $ 10.88              $  9.24
                                          =======              =======
Total Return                                17.75% (/2/)         (7.49)% (/1/)
Ratios/Supplemental Data:

Net Assets, End of Period (in
 thousands)                               $27,259              $28,634

Ratio of Expenses to Average Net
 Assets                                      1.26% (/3/)          1.16% (/3/)

Ratio of Net Investment Income (Loss)
 to Average Net Assets                      (0.15)% (/3/)         0.05% (/3/)

Portfolio Turnover Rate                     47.31% (/2/)         97.30% (/1/)

(1) For the period November 3, 1997 (Commencement of operations) through Octo-ber 31, 1998 and not indicative of a full year's operating results.
(2) For the six months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
                                                                            61